As filed with the Securities and Exchange Commission on May 1, 2000

                                                 1933 Act Registration No. 33-12
                                                      1940 Act File No. 811-4401

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ---------------------

                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         x

                        Post-Effective Amendment No. 55
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                  x
                               Amendment No.  57
                                             ----
                        (Check appropriate box or boxes)

                             ---------------------

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

               (Exact name of registrant as specified in charter)

     215 NORTH MAIN STREET
     WEST BEND, WISCONSIN                                             53095
     (Address of Principal Executive Offices)                         (Zip Code)

      Registrant's Telephone Number, including Area Code:  (414) 334-5521

                              ROBERT J. TUSZYNSKI
                             President and Director
                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                             215 NORTH MAIN STREET
                           WEST BEND, WISCONSIN 53095
                    (Name and Address of Agent for Service)

                                    Copy to:

                            CONRAD G. GOODKIND, ESQ.
                              Quarles & Brady LLP
                           411 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

     Approximate Date of Proposed Public Offerings: As soon as practicable following the effective date of this amendment to the registration statement.

       It is proposed that this filing will become effective
       -----  immediately upon filing pursuant to paragraph (b)
       --x--  on May 1, 2000 pursuant to paragraph (b)
       -----  60 days after filing pursuant to paragraph (a)(1)
       -----  on [Date] pursuant to paragraph (a)(1)
       -----  75 days after filing pursuant to paragraph (a)(2) of rule 485.

       If appropriate, check the following:
       ----- this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                            CASH RESERVE  PORTFOLIO


                CLASS B AND CLASS X COMMON STOCK (RETAIL SHARES)
                       MINIMUM INITIAL INVESTMENT: $1,000


     The Principal Preservation Cash Reserve Portfolio (the "Portfolio") is one of a series of separate mutual fund portfolios within the Principal Preservation Portfolios, Inc. ("Principal Preservation") family of funds. The Portfolio, a money market fund, seeks to provide investors with a high level of current income consistent with stability of principal and the maintenance of liquidity. The Portfolio invests primarily in domestic money market securities with a weighted average maturity of ninety days or less. The longest maturity will be 397 days. The Portfolio's investment advisor (the "Advisor") is Ziegler Asset Management, Inc.


     The Portfolio offers three classes of shares, Class B and Class X Common Stock (the "Retail Shares"), and Class Y Common Stock (the "Institutional Shares") (referred to together as the "Classes"). This Prospectus discusses only the Class B Retail Shares and Class X Retail Shares. The Portfolio's Institutional Shares are offered by a separate prospectus.


     This Prospectus has information you should know before you decide to purchase Retail Shares of the Portfolio. Please read it carefully and keep it with your investment records. There is a Table of Contents on the next page which allows you to quickly find information about investment strategies, buying and selling shares and other information about the Portfolio.

      THE SECURITIES AND  EXCHANGE COMMISSION  HAS NOT  APPROVED OR  DISAPPROVED
THESE SECURITIES OR DETERMINED IF THIS  PROSPECTUS IS TRUTHFUL OR COMPLETE.   IF
ANYONE TELLS YOU OTHERWISE, THEY ARE COMMITTING A CRIME.


THE DATE OF THIS PROSPECTUS IS MAY 1, 2000.


                                QUICK REFERENCE

INVESTMENTS, RISKS AND PERFORMANCE SUMMARY :

Investment objectives and risks associated
with the Portfolio                                                        3
Performance information                                                   3
Fees and expenses                                                         3

ACCOUNT INFORMATION, SHAREHOLDER SERVICES AND HOW TO BUY OR SELL SHARES:


How to buy Portfolio shares (including sales
charges and combined purchase programs)                                   6
How to redeem Portfolio shares                                            9
How to exchange between Portfolios                                       12
How to begin an automatic investment plan                                13
How to begin an automatic withdrawal plan                                14
IRA and other retirement plan programs                                   14


PRINCIPAL PRESERVATION PORTFOLIOS' MANAGEMENT:

Investment Advisor                                                        5

                   INVESTMENTS, RISKS AND PERFORMANCE SUMMARY

      INVESTMENT  OBJECTIVE.  The  Cash  Reserve  Portfolio  seeks  to   provide
investors with a high a level of current income consistent with the stability of principal and the maintenance of liquidity.

      PRINCIPAL  INVESTMENT  STRATEGIES.  The  Advisor's  principal   investment
strategies include:

     o    Investing  in   U.S.  dollar-denominated   money  market   securities,
          including U.S. Government securities and repurchase agreements.

     o Investing more than 25% of total assets in the financial services industry.

     o    Investing in compliance with industry-standard requirements for  money
          market  funds  for  the  quality,  maturity  and  diversification   of
          investments.

     PRINCIPAL INVESTMENT RISKS. The Portfolio is subject to the following principal investment risks:

     o Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.

     o Financial Services Exposure. Changes in government regulation or economic downturns can have a significant negative affect on issuers in the financial services sector. The Portfolio frequently concentrates its investments in this sector.

     o Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

     An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Portfolio.


     PERFORMANCE INFORMATION. The bar chart and table below provide you with information regarding the Portfolio's annual return on its Class X Retail Shares. We have provided no comparable information for Class B Retail Shares because those shares have been available for less than one year. You should bear in mind that past performance is not an indication of future results.



     The bar chart demonstrates the variability of the annual total returns of the Portfolio for the calendar years indicated. In 1997 and 1995, the Advisor made capital contributions to the Portfolio to offset certain capital losses. Without those contributions, the returns for those years would have been lower.


             CASH RESERVE PORTFOLIO (CLASS X RETAIL SHARES)(1)<F1>

                       AVERAGE ANNUAL TOTAL RETURN(2)<F2>

                         1994                     3.64%
                         1995                     5.32%
                         1996                     4.78%
                         1997                     4.80%
                         1998                     4.77%
                         1999                     4.35%

HIGHEST QUARTERLY RETURN:
1.35%, 2nd Quarter 1995

LOWEST QUARTERLY RETURN:
0.71%, 1st Quarter 1994


(1)<F1> The Portfolio's Class B Retail Shares carry a higher Rule 12b-1 fee than its Class X Retail Shares. Accordingly, the total returns reflected for the Portfolio's Class X Retail Shares are greater than total returns would have been for the Portfolio's Class B Retail Shares over the same periods.


(2)<F2>   As a percent of average annual net assets.


     The table below shows the average annual total return on the Portfolio's Class X Retail Shares for the periods presented:



PERIOD ENDED DECEMBER 31, 1999           AVERAGE ANNUAL TOTAL RETURN
------------------------------           ---------------------------
One Year                                            4.35%
Five Year                                           4.81%
Since Inception (April 3, 1993)                     4.34%



     The seven-day yield on the  Portfolio's Retail  Shares as of  December  31,
1999  was  4.94%  for  Class  X  and  4.38%  for  Class  B.   For current yield
information, please call 1-800-826-4600.


     FEES AND EXPENSES. You should carefully consider fees and expenses when choosing a money market fund. As a shareholder, you pay the costs of operating a fund, plus any transaction costs associated with buying, selling and exchanging shares.

     Annual fund operating expenses are expenses that a money market fund pays to conduct its business, including investment advisory fees and the costs of maintaining shareholder accounts, administering the fund, providing shareholder services and other activities of the fund. Money market funds pay annual operating expenses out of their assets. Therefore operating expenses reduce your total return.

     The following table describes the  fees and expenses that   you may pay  if
you buy, hold, sell or exchange Retail Shares of the Portfolio.

                                                        CLASS X      CLASS B
                                                        -------      -------

SHAREHOLDER FEES
(FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)

Sales Charge (Load) Imposed on Purchases
  and reinvested distributions                            None        None

Contingent Deferred Sales Charge (Load)
  (as a percentage of the original purchase
  price or redemption proceeds, whichever
  is less)(1)<F3>                                         None        5.00%

Redemption Fees(2)<F4>                                    None        None

Exchange Fee                                              None        None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(3)<F5>

Management Fee                                           0.20%        0.20%

Distribution (12b-1) Fees                                0.15%        1.00%

Other Expenses:
   Shareholder Servicing Agent Fees                0.25%         -0-%
   Administrative Fees                             0.15%        0.15%
   Other Fees                                      0.18%        0.21%
                                                   -----        -----
Total Other Expenses                                     0.58%        0.36%
                                                         -----        -----
Annual Fund Operating Expenses                           0.93%        1.56%
                                                         -----        -----
                                                         -----        -----



(1)<F3> The contingent deferred sales charge declines each year that you own your Class B shares. See "Purchasing Shares - General Information."

(2)<F4> We charge investors a wire redemption fee, which is currently $12.00 per wire. Also, there is a $10.00 service fee for redemptions of less than $250 made by check for Class X Retail Shares.

(3)<F5> The percentages expressing annual operating expenses are based on amounts actually incurred during the year ended December 31, 1999 for Class X Retail Shares, and are based on management's estimates of anticipated expenses applicable to Class B Retail Shares for the year ending December 31, 2000.



     For the year, the Advisor voluntarily waived administrative fees. Giving effect to this waiver, "Administrative Fees," "Other Fees" and "Annual Fund Operating Expenses" for Class X Retail Shares were 0.12%, 0.55% and 0.90%, respectively. The Advisor presently plans voluntarily to waive fees at a comparable level for the current fiscal year. However, this is a voluntary action which the Advisor may discontinue at any time.


     The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other money market funds.


     The example assumes that you invest $10,000 in Retail Shares of Portfolio for the time periods indicated. For Class X Retail Shares, the example assumes you redeem all of your shares at the end of those periods. For Class B Retail Shares, the example shows the effect of whether or not you redeem your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example is for comparison purposes only. Actual returns and costs may be higher or lower.



                                AFTER        AFTER       AFTER        AFTER
CLASS                           1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----                           ------      -------     -------      -------
Class X                          $ 95        $295         $512       $1,128
Class B (With Redemption)        $659        $793         $950       $1,653
Class B (Without Redemption)     $159        $493         $850       $1,653



     If you wish to review historical financial information about the Portfolio, please refer to the section of this Prospectus captioned "Financial Highlights."


                      INVESTMENT OBJECTIVES AND STRATEGIES

GENERAL INFORMATION.


     The Portfolio was established in 1993 with a single class of common stock. Initially the Portfolio operated as a retail spoke of a two-tiered, master/feeder structure. Effective January 1, 1996, the Portfolio was restructured with Class X Retail Shares and Class Y Institutional Shares. The Portfolio first began offering Class B Retail Shares on December 15, 1999.



     Class B Retail Shares of the Portfolio are designed as a short-term investment alternative for shareholders who own Class B shares of any of Principal Preservation's S&P 100 Plus Portfolio, Dividend Achievers Portfolio, PSE Tech 100 Index Portfolio, Select Value Portfolio or Managed Growth Portfolio (the "Equity Portfolios") and who, because of their concern over market conditions, wish temporarily to reduce their exposure to the equity markets. The Class B Retail Shares of the Portfolio are subject to the same contingent deferred sales charges and Rule 12b-1 service and distribution fees as Class B shares of the Equity Portfolios. See "Purchasing Shares" for a more detailed description of the contingent deferred sales charge and Rule 12b-1 fee applicable to Class B Retail Shares. BECAUSE THIS FEE STRUCTURE IS RELATIVELY HIGH FOR A MONEY MARKET INVESTMENT, YOU SHOULD PURCHASE CLASS B RETAIL SHARES OF THE CASH RESERVE PORTFOLIO ONLY IN CONNECTION WITH A TEMPORARY EXCHANGE FROM CLASS B SHARES OF ANY ONE OR MORE OF THE EQUITY PORTFOLIOS.


INVESTMENT OBJECTIVE

     The Portfolio seeks to provide investors with a high level of current income consistent with the stability of principal and the maintenance of liquidity.

INVESTMENT STRATEGIES

     To achieve its investment objective, the Portfolio invests in U.S. dollar-denominated short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic branches and subsidiaries of foreign banks; repurchase agreements and high quality domestic commercial paper an other short-term corporate obligations, including those with floating or variable rates of interest. In addition, the Portfolio may lend portfolio securities, enter into reverse repurchase agreements and, to a limited extent, invest in securities issued by foreign banks and corporations outside the United States.

     The Portfolio may invest more than 25% of its total assets in obligations of domestic branches of domestic banks.

     In buying and selling securities for the Portfolio, the Advisor complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. The Advisor stresses maintaining a stable $1.00 share price, liquidity and income.

     The Board of Directors of Principal Preservation has established minimum credit standards governing the securities that the Portfolio may purchase. Among other requirements, the Portfolio's securities must be rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (unless the instrument is rated by only one such rating agency, in which case a single rating is sufficient) or, if unrated, are determined by the Advisor to be of comparable quality under the Board of Directors' guidelines and procedures. The Portfolio will invest at least 95% of its total assets in securities rated in the highest category or, if unrated, determined by the Advisor to be of comparable quality. The rating organizations that rate the money market instruments in which the Portfolio may invest include Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited and IBCA Inc., and Thomson Bank Watch, Inc.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

     Money Market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial papers and U.S. Government securities.

     U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government Securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

     A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

INVESTMENT RISKS

      Many factors affect the Portfolio's performance. The Portfolio's yield will change daily based on changes in interest rates and other market conditions. Although the Advisor manages the Portfolio to maintain a stable $1.00 share price, there is no guarantee that it will be successful. For example, a major increase in short-term interest rates or a decrease in the credit quality of the issuer of one of the Portfolio's investments could cause the Portfolio's share price to decrease. It is important to note that neither the Portfolio's share prices nor its yield are guaranteed by the U.S. Government.

     The following factors may significantly affect the Portfolio's performance:

     Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services industry tend to be more sensitive to interest rate changes. Sometimes securities have new or novel features that are designed for specific market environments. If the structure of the security does not function as planned, the security could decline in value. Also, the behavior of these securities under various and changing market environments is not always well understood. Their values can decline unexpectedly.

     Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

     Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions all can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes.

                                   MANAGEMENT

INVESTMENT ADVISOR


     Ziegler Asset Management, Inc. ("ZAMI" or the "Advisor") is the investment Advisor for the Portfolio. In addition to the Portfolio, ZAMI privately manages numerous customer advisory accounts. On January 1, 2000, ZAMI managed approximately $1.5 billion in assets on a discretionary basis. B.C. Ziegler and Company ("Ziegler"), an affiliate of ZAMI, serves as distributor, accounting/pricing agent, administrative servicing agent and shareholder servicing agent for the Portfolio. Ziegler has been engaged in the underwriting of debt securities for approximately 80 years. Ziegler and ZAMI are each wholly-owned subsidiaries of The Ziegler Companies, Inc., a publicly owned financial services holding company. Ziegler and ZAMI are each headquartered at 215 North Main Street, West Bend, Wisconsin 53095.



     ZAMI provides the Portfolio with overall investment advisory services, and Ziegler provides administrative services and other back room operations. For 1999, the Portfolio paid $323,977 (or 0.20% of the Portfolio's average net assets) in advisory fees. Ziegler voluntarily reimbursed $50,609 in expenses (or 0.03% of the Portfolio's average net assets).



TRANSFER AGENT



     PFPC Global Fund Services serves as the transfer and dividend disbursing agent (the "Transfer Agent") for all of Principal Preservation's portfolios, including the Cash Reserve Portfolio. Its address is:



                           PFPC Global Fund Services
                                 P.O. Box 60504
                           King of Prussia, PA  19406


                               PURCHASING SHARES


GENERAL INFORMATION



     You may buy Class X Retail Shares through Ziegler and selected dealers. You also may purchase shares in connection with asset allocation programs, wrap free programs and other programs of services offered or administered by broker-dealers, investment advisors, financial institutions and certain other service providers, provided the program meets certain standards established from time to time by Ziegler.



     Class B Retail Shares of the Portfolio are subject to a contingent deferred sales charge and a 1.00% Rule 12b-1 fee, each of which is described in more detail below. Because of this higher fee structure, if you wish to purchase and hold Retail Shares directly, you should purchase Class X shares rather than Class B shares.



     The Portfolio offers its Class B Retail Shares primarily as a short-term investment alternative for shareholders who hold Class B shares of any of the Equity Portfolios, but who wish temporarily to reduce their exposure to the stock market. Under uncertain or adverse market conditions, a shareholder may wish temporarily to exchange his or her Class B shares of any of the Equity Portfolios for Class B Retail Shares of the Cash Reserve Portfolio. Later, when the shareholder believes the equity markets are again more favorable, the shareholder may wish to exchange some or all of his or her Class B Retail Shares of the Portfolio back into Class B shares of any of the Equity Portfolios. Alternatively, the shareholder may redeem his or her Class B Retail Shares of the Portfolio for cash, subject to any contingent deferred sales charge as described below.


MINIMUM PURCHASE AMOUNTS

     The Portfolio has established minimum amounts that you must invest to open an account initially, and to add to the account at later times. These minimum investment amounts help the Portfolio control its operating expenses. The Portfolio incurs certain fixed costs with the opening and maintaining of every account and the acceptance of every additional investment, regardless of the amount of the investment involved. If the Portfolio accepted and maintained numerous small shareholder accounts and small additional investments, its operating expense ratio would increase and its total return would decline. The table below shows the minimum initial investment amounts and additional investment amounts currently in effect for the Portfolio for various types of investors.

                                     MINIMUM INITIAL      MINIMUM ADDITIONAL
TYPE OF INVESTOR                    INVESTMENT AMOUNT  INVESTMENT AMOUNT(1)<F6>
----------------                    -----------------    --------------------

All investors, except special
  investors listed below                  $1,000                  $50

Purchases through Systematic
  Purchase Plans (see "Shareholder
  Services - Systematic Purchase Plan")     $100                 $100(2)<F7>


(1)<F6> There is no minimum additional investment requirement for purchases of shares of the Portfolio if: (I) the purchase is made in connection with an exchange from another mutual fund within the Principal Preservation family of funds (see "Exchanging Shares"); (ii) reinvestment of distributions received from another mutual fund within the Principal Preservation family of funds or from various unit investment trusts sponsored by Ziegler; (iii) the reinvestment of interest and/or principal payments on bonds issued by Ziegler Mortgage Securities, Inc. II; (iv) reinvestment of interest payments on bonds underwritten by Ziegler; and contributions for various retirement plans.


(2)<F7> The minimum subsequent monthly investment under a Systematic Purchase Plan is $50 for accounts with balances of $1,000 or more.

METHODS FOR PURCHASING SHARES


     If you purchase Retail Shares directly for cash, you must pay for your shares of the Portfolio in U.S. dollars and your check must be drawn on a U.S. bank. Principal Preservation will not accept cash or traveler's checks. If your check does not clear, we will cancel your purchase and you will be responsible for any losses and any applicable fees. If you buy shares by any type of check, wire transfer or automatic investment purchase, and soon thereafter you decide to redeem your shares, we may postpone making your redemption payment for fifteen days or until your check has cleared, whichever is earlier. This does not limit your right to redeem shares. Rather, it operates to make sure that payment for the shares redeemed has been received by Principal Preservation.



     You may purchase Class B Retail Shares of the Portfolio by obtaining and completing an Exchange Authorization Form available from the Distributor, and delivering the completed form in person or by mail in accordance with the instructions below. Alternatively, you can complete an exchange through the telephone exchange privilege by following the instructions below.



     Because of the contingent deferred sales charge and the higher Rule 12b-1 fees that apply to Class B Retail Shares of the Portfolio as opposed to its Class X Retail Shares, you should not purchase Class B Retail Shares directly. The only exception may be in the situation where you purchase Class B Retail Shares of the Portfolio in exchange for Class B shares of any of the Equity Portfolios, and you wish to continue dividend and capital gains distribution reinvestment plans and possibly automatic investment plans that you had in effect with respect to the Class B shares of the Equity Portfolio(s) so exchanged.


     We consider your order for the purchase of shares to have been received when it is physically received by the Transfer Agent, the Distributor, a Selected Dealer or certain other financial services firms that Principal Preservation has appointed as agents for the purpose of accepting share purchase and redemption orders. The Portfolio pays each shareholder servicing agent a fee at the annual rate of 0.25 of 1% of the average net asset value of Retail Shares that investors purchase and hold through the agent. This fee compensates the shareholder servicing agent for the sub-accounting, sub-transfer agent and other shareholder services they provide to their clients on behalf of the Portfolio. This shareholder servicing agent fee is in lieu of annual transfer agent fees (presently $16.00 per shareholder account) that the Portfolio would pay if the shareholder servicing agent's clients held their accounts directly with the Portfolio's Transfer Agent.

     If your purchase order is received prior to the close of trading on the New York Stock Exchange, we will invest it at the net asset value computed for the Portfolio on that day. If your order is received after the close of trading on the New York Stock Exchange, we will invest it at the net asset value determined for the Portfolio as of the close of trading on the New York Stock Exchange on the next business day.

     The following describes the different ways in which you may purchase shares and the procedures you must follow in doing so.

METHOD                                  TO OPEN A NEW ACCOUNT                   TO ADD TO AN EXISTING ACCOUNT
-------                                 ----------------------                  ------------------------------
BY MAIL OR PERSONAL DELIVERY            1.   Complete the Account Application   1.   Complete the Additional In vestment form
                                             included in this prospectus.            included with your account statement.
                                                                                     Alternatively, you may write a note indicating
Personally deliver or send by First     2.   Make your check or money order          your account number.
Class or Express Mail to:                    payable to: "Principal
                                             Preservation."



Principal Preservation                       Note: The amount of your purchase  2.   Make your check payable to "Principal
c/o PFPC Global Fund                         ----  must meet the applicable          Preservation."
  Services                                   minimum  initial investment
P.O. Box 60504                               account.  See "Purchasing Shares-  3.   Personally deliver or mail the Additional
King of Prussia, PA 19406                    Minimum  Purchase Amounts."             Investment Form (or note) and your check or
                                                                                     money  order.
                                        3.   Personally deliver or mail the
                                             completed Account Application and
                                             your check or money order.

AUTOMATICALLY                           Not Applicable                          USE ONE OF PRINCIPAL PRESERVATION'S AUTOMATIC
                                                                                INVESTMENT PROGRAMS.  Sign up for these services
                                                                                when you open your account, or call 1-800-826-4600
                                                                                for instructions on how to add them to your existing
                                                                                account.

                                                                                SYSTEMATIC PURCHASE PLAN.  Make regular, systematic
                                                                                investments into your Principal Preservation
                                                                                account(s) from your bank checking or NOW account.
                                                                                See "Shareholder Services - Systematic Purchase
                                                                                Plan."

                                                                                AUTOMATIC DIVIDEND REINVESTMENT.  Unless you choose
                                                                                otherwise, all of your dividends and capital gain
                                                                                distributions automatically will be reinvested in
                                                                                additional Portfolio shares.  You also may elect to
                                                                                have your dividends and capital gain distributions
                                                                                automatically invested in shares of another
                                                                                Principal Preservation mutual fund.

TELEPHONE                               BY EXCHANGE                             BY EXCHANGE

1-800-826-4600                          Call to establish a new account by      Add to an account by exchanging funds from another
                                        exchanging funds from an existing       Principal Preservation account.  See "Exchanging
                                        Principal Preservation account.         Shares."
                                        See "Exchanging Shares."

FINANCIAL SERVICES FIRMS                You may purchase shares in a            You may purchase additional shares in a Portfolio
                                        Portfolio through a broker-dealer       through a broker-dealer or other financial services
                                        or other financial service firm         firm that may charge a transaction fee.
                                        that may charge a transaction fee.

                                        Principal Preservation may accept       Principal Preservation may accept requests to
                                        requests to purchase shares into a      purchase additional shares into a broker-dealer
                                        broker-dealer street name account       street name account only from the broker-dealer.
                                        only from the broker-dealer.


DISTRIBUTION AND DISTRIBUTION EXPENSES



     The Portfolio is authorized under a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act to use a portion of its assets to finance certain activities relating to the distribution of its Retail Shares to investors and, with respect to Class B shares, the maintenance of shareholder accounts and the provision of other shareholder services. Because the Portfolio pays these fees on an ongoing basis out of the portion of its assets attributable to Retail Shares, over time these fees will increase the cost of your investment.



     The Plan permits the Portfolio to reimburse the Distributor for expenditures it incurs in connection with the distribution of Retail Shares to investors, and, with respect to Class B shares only, also to compensate the
Distributor in connection with sales of those shares. The reimbursement payments include, but are not limited to, payments made by the Distributor to selling representatives or brokers as a service fee or trail commissions, and costs and expenses that the Distributor incurs for advertising, preparation and distribution of sales literature and prospectuses to prospective investors, implementing and operating the Plan and performing other promotional or administrative activities. The Portfolio also may make payments under the Plan to reimburse the Distributor for its overhead expenses related to distribution of the Portfolio's Retail Shares. The Plan does not allow the Portfolio to reimburse the Distributor for expenses from past fiscal years or in contemplation of expenses for future fiscal years.



     Under the Plan, the Portfolio assesses a service fee of up to 0.15 of 1% of the portion of the Portfolio's average daily net assets attributable to its Class X Retail Shares, and 0.25 of 1% of the portion of the Portfolio's average daily net assets attributable to its Class B Retail Shares. The Portfolio uses this shareholder servicing fee to reimburse the Distributor for the shareholder services described above.



     In addition, the Portfolio assesses a distribution fee of 0.75 of 1% of the portion of its average daily net assets attributable to its Class B Retail Shares. This distribution fee is compensatory in nature, meaning the
Distributor is entitled to receive the fee regardless of whether its costs and expenses equal or exceed the fee. Class B shares automatically convert to Class X shares eight years after purchase, after which time the shares no longer are subject to this distribution fee. Following this conversion, the shares instead become subject to Rule 12b-1 service fees applicable to the Portfolio's Class X Retail Shares, as described above.



     The Plan continues in effect, if not sooner terminated, for successive one-year periods, provided that its continuance is specifically approved by the vote of the Directors, including a majority of the Directors who are not interested persons of the Advisor or the Distributor.

                                REDEEMING SHARES

GENERAL INFORMATION


     You may redeem any or all of your Retail Shares as described below on any day Principal Preservation is open for business. The Portfolio redeems shares at net asset value subject, in the case of Class B shares, to a contingent deferred sales charge as described below. If your redemption order is received prior to the close of the New York Stock Exchange, the redemption will be at the net asset value calculated that day. If not, you will receive the net asset value calculated as of the close of trading on the next New York Stock Exchange trading day.



CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES



     Class B Retail Shares of the Cash Reserve Portfolio are subject to a contingent deferred sales charge. This means that, if you redeem any of your Class B shares of the Portfolio for cash, you will pay a contingent deferred sales charge out of the redemption proceeds. The amount of the contingent deferred sales charge reduces over time, and is eliminated after six years. No contingent deferred sales charge is imposed on any Class B shares that you acquire through the reinvestment of dividends and capital gains distributions paid by the Portfolio on your Class B shares.



     To reduce your costs, when you redeem Class B shares in the Portfolio, you will redeem either shares that are not subject to a contingent deferred sales charge (i.e., those purchased through the reinvestment of dividends and capital gains distributions), if any, or Class B shares with the lowest contingent deferred sales charge. We will waive the contingent deferred sales charge for redemptions of shares following the death or disability of a shareholder, or mandatory or hardship distributions from retirement plans, IRAs and 403(b) plans, to meet certain retirement plan requirements, or for systematic withdrawal plans not to exceed 10% annually.



     The table below shows the contingent deferred sales charge applicable to Class B shares of the Portfolio based on how long you hold the shares before redeeming them. The amount of the contingent deferred sales charge is expressed as a percent of the lesser of the net asset value at the time of the redemption or at the time of your initial purchase of the Class B shares of the Portfolio being redeemed. If you acquired the Class B shares of the Portfolio that you are redeeming by exchanging Class B shares of any of the Equity Portfolios, then for purposes of calculating the contingent deferred sales charge the initial net asset value of your shares will be the net amount you invested when you acquired the Class B shares of the Equity Portfolio(s) so exchanged. The holding period for the Class B shares of the Portfolio that you are redeeming will be deemed to have started on the date you purchased the Class B shares of the Equity Portfolio(s) so exchanged.



HOLDING PERIOD                              CONTINGENT DEFERRED SALES CHARGE
--------------                              --------------------------------
1 year or less                                           5.00%
More than 1 year, but less than 3 years                  4.00%
3 years, but less than 4 years                           3.00%
4 years, but less than 5 years                           2.00%
5 years, but less than 6 years                           1.00%
6 years or more(1)<F8>                                    None



(1)<F8> Class B Retail Shares of the Portfolio convert to Class X Retail Shares of the Portfolio automatically after eight years from the date of initial purchase of the Class B shares of the Equity Portfolio(s) exchanged in connection with the purchase of the Class B Retail Shares of the Portfolio.



REDEMPTIONS



     The following table describes different ways that you may redeem your Retail Shares, and the steps you should follow.


METHOD                             STEPS TO FOLLOW
------                             ---------------
BY TELEPHONE
1-800-826-4600                     You   may   use   Principal    Preservation's
                                   Telephone  Redemption  Privilege  to   redeem
                                   shares valued  at less  than $50,000,  unless
                                   you have notified  the Transfer  Agent of  an
                                   address change within the preceding 30  days.
                                   The  Transfer  Agent  will  send   redemption
                                   proceeds only to the shareholder of record at
                                   the address  shown  on the  Transfer  Agent's
                                   records.  However, if  you have provided  the
                                   Transfer Agent  with a  signature  guarantee,
                                   the  Transfer  Agent  will  wire   redemption
                                   proceeds to a predesignated bank account.

                                   Unless you indicate otherwise on your account application, the Transfer Agent may accept redemption instructions received by telephone. The Telephone Redemption Privilege is not available for shares represented by stock certificates.

BY MAIL                            To redeem shares by mail, send the following
                                   information to the Transfer Agent:
Address to:
-----------                        o    A written request for redemption signed
                                        by the registered owner(s) of the
Principal Preservation                  shares, exactly as the account is
c/o PFPC Global Fund Services           registered, together with the
P.O. Box 60504                          shareholder's account number;
King of Prussia, PA 19406

                                   o    The stock certificates for the shares
                                        being redeemed, if any;

                                   o    Any required signature guarantees (see
                                        "Other Information About Redemptions"
                                        below); and

                                   o    Any additional documents which might be
                                        required for redemptions by
                                        corporations, executors, administrators, trustees, guardians, or other similar entities.

                                   The Transfer Agent will redeem shares when it has received all necessary documents. The Transfer Agent will notify you promptly if it cannot accept your redemption. The Transfer Agent cannot accept redemption requests that specify a particular date for redemption or which specify any special conditions.

SYSTEMATIC WITHDRAWAL PLAN         You  can  set  up  an  automatic   systematic
                                   withdrawal plan  from any  of your  Principal
                                   Preservation  accounts.    To  establish  the
                                   systematic  withdrawal  plan,  complete   the
                                   appropriate   section    of    the    Account
                                   Application  or  call,   write  or  stop   by
                                   Principal   Preservation   and   request    a
                                   Systematic Withdrawal  Plan Application  Form
                                   and complete,  sign and  return the  Form  to
                                   Principal  Preservation.    See  "Shareholder
                                   Services - Systematic Withdrawal Plan."

FINANCIAL SERVICES FIRMS           You also  may redeem  shares through  broker-
                                   dealers, financial advisory  firms and  other
                                   financial institutions,  which may  charge  a
                                   commission  or  other   transaction  fee   in
                                   connection with the redemption.


CHECKWRITING (CLASS X RETAIL
SHARES ONLY)                       Upon  request,  you  will  be  provided  with
                                   checks  to   be   drawn  on   the   Portfolio
                                   ("Redemption Checks").  Redemption checks may
                                   be written for amounts up to $500,000.  There
                                   is a $10.00 service fee for each check  under
                                   $250.   These  check writing  privileges  are
                                   available only for Class X Retail Shares.


RECEIVING REDEMPTION PROCEEDS

     You may request to receive your redemption proceeds by mail or wire. Follow the steps outlined below. The Transfer Agent will not send redemption proceeds until all payments for the shares being redeemed have cleared, which may take up to 15 days from the purchase date of the shares.

METHOD                             STEPS TO FOLLOW
------                             ---------------
BY MAIL                            The   Transfer   Agent   mails   checks   for
                                   redemption proceeds typically  within one  or
                                   two days,  but  not later  than  seven  days,
                                   after  it  receives   the  request  and   all
                                   necessary documents. There is no charge for this service.

BY WIRE The Transfer Agent will normally wire redemption proceeds to your bank the next business day after receiving the redemption request and all necessary documents. The signatures on any written request for a wire redemption must be guaranteed. The Transfer Agent currently deducts a $12.00 wire charge from the redemption proceeds. This charge is subject to change. You will be responsible for any charges which your bank may make for receiving wires.

OTHER INFORMATION ABOUT REDEMPTIONS


     TELEPHONE REDEMPTIONS. By accepting the Telephone Redemption Privilege, you authorize the Transfer Agent to: (1) act upon the instruction of any person by telephone to redeem shares from the account for which such services have been authorized; and (2) honor any written instructions for a change of address if accompanied by a signature guarantee. You assume some risk for unauthorized transactions by accepting the Telephone Redemption Privilege. The Transfer Agent has implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of various pieces of personal information and providing written confirmation of such transactions. If the Transfer Agent, Principal Preservation, or any of their employees fails to abide by these procedures, Principal Preservation may be liable to a shareholder for losses the shareholder suffers from any resulting unauthorized transaction(s). However, neither the Transfer Agent, Principal Preservation nor any of their employees will be liable for losses suffered by you which result from following telephone instructions reasonably believed to be genuine after verification pursuant to these procedures. This service may be changed, modified or terminated at any time. There is currently no charge for telephone redemptions, although a charge may be imposed in the future.


     SIGNATURE GUARANTEES. To protect you, the Transfer Agent and Principal Preservation from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Transfer Agent to be sure that you are the person who has authorized a redemption from your account. We require signature guarantees for: (1) any redemptions by mail if the proceeds are to be paid to someone else or are to be sent to an address other than your address as shown on Principal Preservation's records; (2) any redemptions by mail or telephone which request that the proceeds be wired to a bank, unless you designated the bank as an authorized recipient of the wire on your account application or subsequent authorization form and such application or authorization includes a signature guarantee; (3) any redemptions by mail if the proceeds are to be sent to an address for the shareholder that has been changed within the past thirty (30) days; and (4) requests to transfer the registration of shares to another owner. Principal Preservation may waive these requirements in certain instances.

     The Transfer Agent will accept  signature guarantees from all  institutions which are eligible to provide them under federal or state law. Institutions which typically are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan associations and credit unions. A signature guarantee is not the same as a notarized signature.


     CHECKWRITING (CLASS X RETAIL SHARES ONLY). Checkwriting privileges are available only for Class X Retail Shares, not for Class B Retail Shares. When a redemption check is presented for payment, the Portfolio will redeem a sufficient number of full and fractional Class X shares in your account as of the next determined net asset value to cover the check. You will continue to earn income dividends until a redemption check is presented for payment. To use this method of redemption, you must complete and return the Account Information Form, which is available from Principal Preservation. Please do not attempt to use redemption checks to close your account. Principal Preservation may modify or terminate this privilege at any time. Redemption checks may not be available through agents other than Ziegler. In addition, any such agents that do make this privilege available may impose other fees and minimum balance requirements as a condition to checkwriting privileges. With the approval of the particular agent, minimum amount requirements for redemption checks may vary.



     Unless otherwise authorized on the Account Information Form, redemption checks must be signed by all account owners. If the Portfolio receives written notice from any owner revoking another owner's authority to sign individually, the signatures of all account owners will be required for payment on any redemption check. Class X shares purchased by check may not be redeemed via redemption check until 15 days after funds for those shares have been received. You may not use checkwriting to redeem shares held in certificated form.


     Your Agent or the Portfolio may refuse to honor redemption checks whenever the right of redemption has been suspended, or if the account is otherwise impaired. A $10.00 service fee per check will be charged if (a) a redemption check for less than $250 is presented for payment, (b) the amount of a redemption check presented for payment exceeds the value of the investor's account, (c) a redemption check is presented that may not be cleared because it would require redemption of shares purchased by check within 15 days, or (d) a stop payment is requested.

     CLOSING SMALL ACCOUNTS. If, due to redemption, your account in the Portfolio drops below $500 for three months or more, the Portfolio may redeem your shares and close your account, after giving 60 days' written notice, unless you make additional investments to bring the account value to $1,000 or more.

     SUSPENSION OF REDEMPTIONS. Principal Preservation may suspend the right to redeem shares of the Portfolio for any period during which: (1) the Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted; (2) there is an emergency as a result of which it is not reasonably practical for the Portfolio to sell its securities or to calculate the fair value of its net assets; or (3) the Securities and Exchange Commission may permit for the protection of the Portfolio's shareholders.

     REDEMPTIONS IN OTHER THAN CASH. It is possible that conditions may arise in the future which would, in the opinion of the Board of Directors of Principal Preservation, make it undesirable for the Portfolio to pay for all redemptions in cash. In such cases, the Board may authorize the Portfolio to make redemption payments in securities or other property of the Portfolio. However, the Portfolio will redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Portfolio's net assets if that is less) in any 90-day period. If the Portfolio delivers any securities to you as payment of a redemption, we will value the securities at the same price assigned to them in computing the Portfolio's net asset value per share. You would incur brokerage costs when you sell any securities that the Portfolio distributes to you in this fashion.

                               EXCHANGING SHARES

GENERAL INFORMATION


     Provided you meet the minimum investment requirement applicable to the Portfolio, you may exchange Class X Retail Shares of the Portfolio for front-end load shares (Class A shares) of any other Principal Preservation mutual fund in any state where the exchange legally may be made. You also may exchange Class B Retail Shares of the Portfolio for Class B shares of any other Principal
Preservation mutual fund that offers Class B shares in any state where the exchange legally may be made. Before engaging in any exchange, you should obtain from Principal Preservation and read the current prospectus for the mutual fund into which you intend to exchange. Presently, Principal Preservation does not charge any fees for exchanges.


     An exchange of shares is considered a redemption of the shares of the Principal Preservation mutual fund from which you are exchanging, and a purchase
                                   ----------
of shares  of  the  Principal  Preservation  mutual  fund  into  which  you  are
                                                           -----------
exchanging.   Accordingly,  you  must  comply with  all  of  the  conditions  on redemptions for the shares being exchanged, and with all of the conditions on purchases for the shares you receive in the exchange. Moreover, for tax purposes you will be considered to have sold the shares exchanged, and you will realize a gain or loss for federal income tax purposes on that sale.

SALES CHARGES APPLICABLE TO EXCHANGES


     CLASS X RETAIL SHARES. If you are exchanging Class X Retail Shares of the Portfolio for Class A shares of another Principal Preservation mutual fund, the standard front-end sales charge applicable to purchases of Class A shares of the Principal Preservation mutual fund into which the exchange is being made (as disclosed in the then current prospectus for that Principal Preservation mutual fund) will be charged in connection with the exchange, less any front-end sales charge you previously paid with respect to the shares being exchanged, if any. However, if the Class X shares you are exchanging represent an investment held for at least six continuous months in any one or more Principal Preservation mutual funds, then Principal Preservation will not charge any additional front-end sales charge in connection with the exchange.



     CLASS B RETAIL SHARES. You will not pay a contingent deferred sales charge in connection with any exchange of Class B shares of one Principal Preservation mutual fund for Class B shares of any other Principal Preservation mutual fund, including exchanges involving Class B Retail Shares of the Portfolio. However, the new Class B shares you receive in the exchange will remain subject to a contingent deferred sales charge based on the period of time for which you held the Class B shares you are exchanging, and based on the net asset value of the Class B shares you are exchanging at the time you originally purchased those shares.


RULES AND REQUIREMENTS FOR EXCHANGES


     GENERAL. In order to effect an exchange on a particular business day, the Transfer Agent must receive your exchange order in good form no later than 3:00 p.m. Eastern Time. Principal Preservation may amend, suspend or revoke this exchange privilege at any time, but will provide you with at least 60 days' prior notice of any change that adversely affects your rights under this exchange privilege.


     An excessive number of exchanges may be disadvantageous to Principal Preservation. Principal Preservation may terminate the exchange privilege of any shareholder who makes more than three exchanges in any twelve consecutive month period or who makes more than one exchange during any calendar quarter.

     The following additional rules and requirements apply to all exchanges:


          o The shares you receive in the exchange must be of the same Class as the shares you are exchanging, except that Class X Retail Shares of the Portfolio may be exchanged for front-end load shares (Class A shares) of any Principal Preservation mutual fund and vice versa.


          o The account into which you wish to exchange must be identical to the account from which you are exchanging (meaning the account into which you are exchanging must be of the same type as the account from which you are exchanging, and the registered owner(s) of the account into which you are exchanging must have the same name(s), address and taxpayer identification or social security number as the registered owner(s) on the account from which you are exchanging).

          o    The amount  of your  exchange must  meet the  minimum initial  or
               minimum   additional   investment   amount   of   the   Principal
               Preservation mutual fund into which you are exchanging.

          o If the shares you are exchanging are represented by a share certificate, you must sign the certificate(s), have your signature guaranteed and return the certificate(s) with your Exchange Authorization Form.

     METHODS FOR EXCHANGING SHARES. Set forth below is a description of the different ways you can exchange shares of Principal Preservation mutual funds and procedures you should follow when doing so.

METHOD                             STEPS TO FOLLOW
------                             ---------------
BY MAIL OR PERSONAL DELIVERY       Mail your exchange order to the Transfer
                                   Agent.

Personally deliver or send by
first class or express mail        Please Note: the Transfer Agent must receive
addressed to:                      -----------
                                   your exchange order no later than 3:00 p.m.
                                   Eastern Time in order to effect an exchange on that business day.
Principal Preservation,
c/o PFPC Global Fund Services
P.O. Box 60504
King of Prussia, PA 19406


BY TELEPHONE                       You automatically receive telephone exchange
                                   privileges when you open your account.  To
1-800-826-4600                     decline the telephone exchange privilege, you
                                   must check the appropriate box on the
                                   Application Form when you open your account.

                                   Call Principal Preservation to order the desired exchange and, if required, to establish a new account for the Principal Preservation mutual fund into which you wish to exchange.

                                   Telephone exchanges are not available if you have certificated shares.

FINANCIAL SERVICES FIRMS           You may exchange shares through your  broker-
                                   dealer or other financial services firm, which may charge a transaction fee.

                              SHAREHOLDER SERVICES

     Principal Preservation offers a number of shareholder services designed to facilitate investment in Portfolio shares. Full details of each of the services, copies of the various plans described below and instructions as to how to participate in the various services or plans can be obtained by calling Principal Preservation at 1-800-826-4600.

     SYSTEMATIC PURCHASE PLAN. You may establish a Systematic Purchase Plan ("SPP") at any time with a minimum initial investment of $100 and minimum subsequent monthly investments of $100. The minimum subsequent monthly investment is reduced to $50 for IRAs, Keogh plans, self-directed retirement plan accounts and custodial accounts under the Uniform Gifts/Transfers to Minors Act until your account balance reaches $500, after which the minimum reduces to $25. The minimum subsequent investment is $50 for all other accounts with balances of $1,000 or more.

     By participating in the SPP, you may automatically make purchases of Portfolio shares on a regular, convenient basis. Under the SPP, your bank or other financial institution honors preauthorized debits of a selected amount drawn on your account each month and applied to the purchase of Principal Preservation shares. You can implement the SPP with any financial institution that will accept the debits. There is no service fee for participating in the SPP. You can obtain an application and instructions on establishing the SPP from your registered representative, the Distributor or Principal Preservation.

     SYSTEMATIC WITHDRAWAL PLAN. You may establish a systematic withdrawal plan if you own or purchase shares having a current offering price value of at least $10,000 in the Portfolio (except no such minimum applies for distributions from an IRA). The systematic withdrawal plan involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. The minimum amount you may receive under a systematic withdrawal plan is $150 per month. The minimum investment that the Portfolio will accept while a withdrawal plan is in effect is $1,000. You may terminate your systematic withdrawal plan at any time by written notice to Principal Preservation or the Transfer Agent.

     REINVESTMENT OF DISTRIBUTIONS OR INTEREST PAYMENTS. Unit holders of Ziegler-sponsored unit investment trusts, holders of Ziegler Mortgage Securities, Inc. II bonds and holders of bonds underwritten by Ziegler may purchase shares of the Portfolio by automatically reinvesting distributions from their unit investment trust, reinvesting principal or interest from their Ziegler Mortgage Securities, Inc. II bonds, or reinvesting interest from the bonds underwritten by Ziegler, as the case may be. Unit holders and bondholders desiring to participate in this plan should contact the Distributor for further information.

     TAX-SHELTERED RETIREMENT PLANS. You may purchase shares of the Portfolio through any of the following tax-sheltered plans: (1) Individual Retirement Accounts (including Education IRAs, Roth IRAs, Simplified Employee Pension Plan Accounts (SEP-IRAs) and Savings Incentive Match Plan for Employees Accounts (SIMPLE-IRAs)); (2) Keogh plans; (3) 401(k) Plans; and (4) 403(b) Plans for employees of most nonprofit organizations. You can obtain detailed information concerning these plans, prototype plans and related information from the Distributor. You should carefully review and consider the plans and related information with your tax or financial adviser.

                               OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE PER SHARE

     The Portfolio sells  its shares at  their net asset  value per  share.   We
determine the net asset value per share daily by adding up the total value of the Portfolio's investments and other assets and subtracting any of its liabilities, or debts, and then dividing by the number of outstanding shares of the Portfolio. For this purpose, the Portfolio values its securities at amortized cost in accordance with procedures set forth in Rule 2a-7 of the 1940 Act and policies and guidelines adopted by Principal Preservation's Board of Directors. The net asset value per share is calculated each business day, Monday through Friday, except on customary national business holidays which result in closing of the New York Stock Exchange (the "Exchange"). The calculation is as of 12:00 noon (Eastern Time) on each business day.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND REINVESTMENT

     The Portfolio earns interest, dividends and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The Portfolio may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gains distributions. Distributions you receive from the Portfolio consist primarily of dividends. The Portfolio normally declares dividends daily and pays them monthly. Dividends may be taken in cash or additional shares at net asset value. Unless you have elected in writing to the Transfer Agent to receive dividends and capital gain distributions in cash, the Portfolio automatically will reinvest your dividends in additional shares of the Portfolio.

     Capital gains distributions, if any, in the Portfolio will be declared annually and normally will be paid within 45 days after the end of the fiscal year.

TAX CONSEQUENCES

     Distributions you receive from the Portfolio are subject to federal income tax, and may also be subject to state or local taxes. The dividends that the Portfolio pays from its taxable net investment income and the distributions that the Portfolio makes from its net realized short-term capital gains generally will be taxable to you as ordinary income. This is true whether you elect to receive your dividends and distributions in cash or in additional shares of the Portfolio. The Portfolio does not expect that it will have any long-term capital gains, and thus does not contemplate paying distributions that would be taxable to you as long-term capital gains.

     The Portfolio will mail statements to shareholders annually regarding the tax status of its dividends and distributions, if any. You should consult your own tax adviser to assess the consequences of investing in the Portfolio under tax laws applicable to you. In particular, because the Portfolio invests a significant portion of its assets from time to time in U.S. Government securities, you should ascertain the status under state and local laws of dividends that the Portfolio pays to you which represent interest that the Portfolio earns on its U.S. Government securities.

     Any taxable distributions you receive from the Portfolio will normally be taxable to you when you receive them, regardless of your distribution option. However, distributions declared in December and paid in January each year are taxable as if paid on December 31 of the earlier year.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Retail Share of the Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report to Shareholders. The Annual Report is available upon request.


                                                                              CLASS X RETAIL SHARES
                                                                              CASH RESERVE PORTFOLIO
                                                          -----------------------------------------------------------------
                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------
                                                          1999           1998           1997           1996           1995
                                                          ----           ----           ----           ----           ----
(SELECTED DATA FOR EACH CLASS X RETAIL SHARE OF THE
PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS)

NET ASSET VALUE, BEGINNING OF PERIOD                      $1.00          $1.00          $1.00          $1.00          $1.00
                                                          -----          -----          -----          -----          -----
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                       .04           0.05           0.05           0.05           0.05

LESS DISTRIBUTIONS:

Dividends from net investment income                       (.04)         (0.05)         (0.05)         (0.05)         (0.05)

NET ASSET VALUE, END OF PERIOD                            $1.00          $1.00          $1.00          $1.00          $1.00
                                                          -----          -----          -----          -----          -----
                                                          -----          -----          -----          -----          -----

TOTAL INVESTMENT RETURN(A)<F9>                             4.35%          4.77%          4.80%          4.78%          5.32%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (nearest thousand)           $136,998       $147,995       $122,710        $89,946        $86,590

Ratio of net expenses to average net assets(b)<F10>        0.90%          0.89%          0.86%          0.78%          0.79%

Capital Contributions(a)<F9>                                 -0-            -0-          0.13%            -0-          0.06%

Ratio of net investment income to average
  net assets(b)<F10>                                       4.26%          4.65%          4.71%          4.73%          5.23%


Prior to 1996, the assets of the Cash Reserve Portfolio were invested in the Prime Money Market Portfolio ("Prime") of The Prime Portfolios. At the opening of business on January 1, 1996, the assets of Prime were liquidated and transferred to the Principal Preservation Cash Reserve Portfolio ("Portfolio"). At that time, Classes were established for the Cash Reserve Portfolio, Class X (Retail) and Class Y (Institutional). Assets of Prime which previously were attributed to the Portfolio were allocated to the Portfolio's Class X (Retail) shares. Information as of and results for periods ended prior to January 1, 1996 reflect the Portfolio's investments in Prime. Results for the year ended December 31, 1996 and later periods reflect the new dual class structure.


(a)<F9> In 1997 and 1995, the Adviser and its predecessor made capital contributions to offset losses in securities. Without those capital contributions, the adjusted annualized total returns would have been 4.67% and 5.26% for 1997 and 1995, respectively.



(b)<F10> Prior to 1996, the ratio reflects the Portfolio's share of Prime's expenses as well as voluntary waivers of fees and expense and reimbursements by Prime's adviser. For the years ended December 31, 1999, 1998, 1997 and 1996, the Portfolio's adviser and administrator voluntarily waived a portion of their fees. Without these voluntary waivers and expense reimbursements, the annualized ratios of net investment income and expenses to average net assets would have been as follows:


                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                          --------------------------------
                                                          1999           1998           1997           1996           1995
                                                          ----           ----           ----           ----           ----
Ratio of expenses to average net assets                   0.93%          0.96%          0.94%          0.99%          1.16%

Ratio of net investment income to average
  net assets                                              4.23%          4.58%          4.63%          4.63%          4.86%



                                                          CLASS B RETAIL SHARES
                                                          ---------------------
                                                           For the period from
                                                            December 15, 1999
                                                             (commencement of
                                                              operations) to
                                                            December 31, 1999
                                                            -----------------

(SELECTED DATA FOR EACH CLASS B RETAIL SHARE OF THE PORTFOLIO
OUTSTANDING THROUGHOUT THE PERIOD)

NET ASSET VALUE, BEGINNING OF PERIOD                              $ 1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                              --

LESS DISTRIBUTIONS:
   Dividends from net investment income                               --
                                                                  ------

NET ASSET VALUE, END OF PERIOD                                    $ 1.00
                                                                  ------
                                                                  ------

TOTAL INVESTMENT RETURN                                             3.47%*<F12>

RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period (nearest thousand)                     $117
   Ratio of expenses to average net assets                         1.39%*<F12>
   Ratio of net investment income to average net assets            3.47%*<F12>

*<F12>  Annualized


PRINCIPAL PRESERVATION PORTFOLIOS, INC.

     215 North Main Street
     West Bend, Wisconsin 53095

INVESTMENT ADVISOR

     Ziegler Asset Management, Inc.
     215 North Main Street
     West Bend, Wisconsin 53095


ADMINISTRATOR, DISTRIBUTOR, AND
ACCOUNTING/PRICING AGENT


     B.C. Ziegler and Company
     215 North Main Street
     West Bend, Wisconsin 53095


TRANSFER AND DIVIDEND DISBURSING AGENT

     PFPC Global Fund Services
     P.O. Box 60504
     King of Prussia, Pennsylvania  19406


CUSTODIAN

     Firstar Trust Company
     777 East Wisconsin Avenue
     Milwaukee, WI 53202

COUNSEL

     Quarles & Brady LLP
     411 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202

INDEPENDENT PUBLIC ACCOUNTANTS

     Arthur Andersen LLP
     100 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202

                            FOR MORE INFORMATION

     If you have any questions about the Portfolio or would like more information, including a free copy of the Portfolio's Statement of Additional Information ("SAI"), or its Annual or Semi-Annual Reports, you may call or write Principal Preservation at:

               Principal Preservation Portfolios, Inc.
               215 North Main Street
               West Bend, Wisconsin 53095
               (800) 826-4600

     The SAI, which contains more information about the Portfolio, has been filed with the Securities and Exchange Commission ("SEC"), and is legally a part of this prospectus. The Annual and Semi-Annual Reports, also filed with the SEC, discuss market conditions and investment strategies that affected the Portfolio's performance during the prior fiscal year and six-month fiscal period, respectively.


     To view these documents, along with other related documents, you can visit the SEC's Internet website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information on the operation of the
Public Reference Room can be obtained by calling 1.800.SEC.0330. Additionally, copies of this information can be obtained, for a duplicating fee, by electronic request to E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


     Investment Company Act File No. 811-4401.

                         (PRINCIPAL PRESERVATION LOGO)

                             Cash Reserve Portfolio
                              Class Y Common Stock
                             (Institutional Shares)

                                  MAY 1, 2000
                                   PROSPECTUS

PRINCIPAL PRESERVATION
PORTFOLIOS, INC.

                             CASH RESERVE PORTFOLIO
                  CLASS Y COMMON STOCK (INSTITUTIONAL SHARES)

                      MINIMUM INITIAL INVESTMENT:  $50,000

   The Principal Preservation Cash Reserve Portfolio (the "Portfolio") is one of a series of separate mutual fund portfolios within the Principal Preservation Portfolios, Inc. ("Principal Preservation") family of funds. The Portfolio, a money market fund, seeks to provide investors with a high level of current income consistent with stability of principal and the maintenance of liquidity. The Portfolio invests primarily in domestic money market securities with a weighted average maturity of ninety days or less. The longest maturity will be 397 days. The Portfolio's investment advisor (the "Advisor") is Ziegler Asset Management, Inc.


   The Portfolio offers three classes of shares, Class B Common Stock and Class X Common Stock (the "Retail Shares") and Class Y Common Stock (the "Institutional Shares") (referred to together as the "Classes"). This Prospectus discusses only Institutional Shares. The Portfolio's Retail Shares are offered by a separate prospectus.


   This Prospectus has information you should know before you decide to purchase Institutional Shares of the Portfolio. Please read it carefully and keep it with your investment records. There is a Table of Contents on the next page which allows you to quickly find information about investment strategies, buying and selling shares and other information about the Portfolio.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IF ANYONE TELLS YOU OTHERWISE THEY ARE COMMITTING A CRIME.


THE DATE OF THIS PROSPECTUS IS MAY 1, 2000.


QUICK REFERENCE

INVESTMENTS, RISKS AND PERFORMANCE SUMMARY:
  INVESTMENT OBJECTIVES AND RISKS ASSOCIATED WITH THE PORTFOLIO               3
  PERFORMANCE INFORMATION                                                     3
  FEES AND EXPENSES                                                           3

ACCOUNT INFORMATION, SHAREHOLDER SERVICES AND HOW TO BUY OR SELL SHARES:
  HOW TO BUY PORTFOLIO SHARES (INCLUDING SALES CHARGES AND
    COMBINED PURCHASE PROGRAMS)                                               5
  HOW TO REDEEM PORTFOLIO SHARES                                              7

PRINCIPAL PRESERVATION PORTFOLIOS' MANAGEMENT:
  INVESTMENT ADVISOR                                                          5

INVESTMENT, RISKS AND PERFORMANCE SUMMARY

INVESTMENT OBJECTIVE. The Cash Reserve Portfolio seeks to provide investors with a high a level of current income consistent with the stability of principal and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES. The Advisor's principal investment strategies include:

   o Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements.

   o Investing more than 25% of total assets in the financial services industry.

   o Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS. The Portfolio is subject to the following principal investment risks:

   o Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.

   o Financial Services Exposure. Changes in government regulation or economic downturns can have a significant negative affect on issuers in the financial services sector. The Portfolio frequently concentrates its investments in this sector.

   o Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

   An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Portfolio.

PERFORMANCE INFORMATION. The bar chart and table below provide you with information regarding the Portfolio's annual return on its Institutional Shares. You should bear in mind that past performance is not an indication of future results.

   The bar chart demonstrates the variability of the annual total returns of the Portfolio for the calendar years indicated. In 1997, the Advisor made capital contributions to the Portfolio to offset certain capital losses. The Advisor also waived fees and/or reimbursed expenses to the Portfolio for certain years. Without those contributions, waivers and reimbursements, the returns for those years would have been lower.


                        Average Annual Total Return*<F13>
                              1996           5.20%
                              1997           5.21%
                              1998           5.15%
                              1999           4.67%


*<F13>  As a percent of Average Net Assets.


       HIGHEST QUARTERLY RETURN:                LOWEST QUARTERLY RETURN:
        1.31%, 4th Quarter 1997                 1.07%, 2nd Quarter 1999


   The table below shows the average annual total return on the Portfolio's Institutional Shares for the periods presented:


PERIOD ENDED                                         AVERAGE ANNUAL
DECEMBER 31, 1999                                     TOTAL RETURN
-----------------                                    --------------
One Year                                                 4.67%
Since Inception (January 1, 1996)                        5.06%



   The 7-day yield on the Portfolio's Institutional Shares as of December 31, 1999 was 5.15%. For current yield information, please call 1-800-826-4600.


   FEES AND EXPENSES. You should carefully consider fees and expenses when choosing a money market fund. As a shareholder, you pay the costs of operating a fund, plus any transaction costs associated with buying, selling and exchanging shares.

   Annual fund operating expenses are expenses that a money market fund pays to conduct its business, including investment advisory fees and the costs of maintaining shareholder accounts, administering the fund, providing shareholder services and other activities of the money market fund. Money market funds pay annual operating expenses out of their assets. Therefore operating expenses reduce your total return.

   The following table describes the fees and expenses that you may pay if you buy, hold, sell or exchange Institutional Shares of the Portfolio.

SHAREHOLDER FEES
(FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)
Sales Charge (Load) Imposed on Purchases
  and Reinvested Distributions                                         None
Redemption Fees (1)<F14>                                               None

Exchange Fee                                                           None



ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(2)<F15>
Management Fee                                                        0.20%
Distribution (12b-1) Fees                                              None
Other Expenses
  Administrative Service Fees                               0.15%
  Other Fees                                                0.27%
                                                            -----

Total Other Expenses                                                  0.42%
                                                                      -----
Annual Fund Operating Expenses                                        0.62%
                                                                      -----
                                                                      -----


(1)<F14> We charge investors a wire redemption fee, which is currently $12.00 per wire. Also, there is a $10.00 service fee for redemptions of less than $250 made by check.

(2)<F15> The percentages expressing annual operating expenses are based on amounts actually incurred during the year ended December 31, 1999. During the year, the Advisor waived administrative fees. Giving effect to this waiver, "Administrative Fees," "Other Expenses" and "Annual Fund Operating Expenses" were 0.12%, 0.39% and 0.59%, respectively. The Advisor presently plans voluntarily to waive fees at a comparable level for the current fiscal year. However, this is a voluntary action which the Advisor may discontinue at any time.


   The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other money market funds.


   The example assumes that you invest $10,000 in Institutional Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example is for comparison purposes only. Actual returns and costs may be higher or lower.



      AFTER 1 YEAR     AFTER 3 YEARS      AFTER 5 YEARS     AFTER 10 YEARS
      ------------     -------------      -------------     --------------
          $63              $197               $341               $753


   If you wish to review historical financial information about the Portfolio, please refer to the section of this Prospectus captioned "Financial Highlights."

INVESTMENT OBJECTIVES AND STRATEGIES

INVESTMENT OBJECTIVE

   The Portfolio seeks to provide investors with a high level of current income consistent with the stability of principal and the maintenance of liquidity.

INVESTMENT STRATEGIES

   To achieve its investment objective, the Portfolio invests in U.S. dollar-denominated short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic branches and subsidiaries of foreign banks; repurchase agreements and high quality domestic commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest. In addition, the Portfolio may lend portfolio securities, enter into reverse repurchase agreements and, to a limited extent, invest in securities issued by foreign banks and corporations outside the United States.

   The Portfolio may invest more than 25% of its total assets in obligations of domestic branches of domestic banks.

   In buying and selling securities for the Portfolio, the Advisor complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. The Advisor stresses maintaining a stable $1.00 share price, liquidity and income.

   The Board of Directors of Principal Preservation has established minimum credit standards governing the securities that the Portfolio may purchase.
Among other requirements, the Portfolio's securities must be rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (unless the instrument is rated by only one such rating agency, in which case a single rating is sufficient) or, if unrated, are determined by the Advisor to be of comparable quality under the Board of Directors' guidelines and procedures. The Portfolio will invest at least 95% of its total assets in securities rated in the highest category or, if unrated, determined by the Advisor to be of comparable quality. The rating organizations that rate the money market instruments in which the Portfolio may invest include Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited and IBCA Inc., and Thomson Bank Watch, Inc.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

   Money Market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial papers and U.S. Government securities.

   U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government Securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

   A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

INVESTMENT RISKS

   Many factors affect the Portfolio's performance. The Portfolio's yield will change daily based on changes in interest rates and other market conditions. Although the Advisor manages the Portfolio to maintain a stable $1.00 share price, there is no guarantee that it will be successful. For example, a major increase in short-term interest rates or a decrease in the credit quality of the issuer of one of the Portfolio's investments could cause the Portfolio's share price to decrease. It is important to note that neither the Portfolio's share prices nor its yield are guaranteed by the U.S. Government.

   The following factors may significantly affect the Portfolio's performance:

INTEREST RATE CHANGES. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services industry tend to be more sensitive to interest rate changes. Sometimes securities have new or novel features that are designed for specific market environments. If the structure of the security does not function as planned, the security could decline in value. Also, the behavior of these securities under various and changing market environments is not always well understood. Their values can decline unexpectedly.

FINANCIAL SERVICES EXPOSURE. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions all can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes.

MANAGEMENT

INVESTMENT ADVISOR

   Ziegler Asset Management, Inc. ("ZAMI" or the "Advisor") is the investment Advisor for the Portfolio. In addition to the Portfolio, ZAMI serves as sub-advisor to other portfolios within the Principal Preservation family of funds, and privately manages numerous customer advisory accounts. On January 1, 2000, ZAMI managed approximately $1.5 billion in assets on a discretionary basis. B.C. Ziegler and Company ("Ziegler"), an affiliate of ZAMI, serves as distributor, accounting/pricing agent, administrative servicing agent and shareholder servicing agent for the Portfolio. Ziegler has been engaged in the underwriting of debt securities for approximately 80 years. Ziegler and ZAMI are each wholly-owned subsidiaries of The Ziegler Companies, Inc., a publicly owned financial services holding company. Ziegler and ZAMI are each headquartered at 215 North Main Street, West Bend, Wisconsin 53095.



   ZAMI provides the Portfolio with overall investment advisory services, and Ziegler provides administrative services and other back room operations. For 1999, the Portfolio paid $323,977 (or 0.20% of the Portfolio's average net assets) in advisory fees. Ziegler voluntarily reimbursed $50,609 in expenses (or 0.03% of the Portfolio's average net assets).


PURCHASING SHARES

GENERAL INFORMATION

   You may buy Institutional Shares through Ziegler and selected dealers. You also may purchase shares in connection with asset allocation programs, wrap free programs and other programs of services offered or administered by broker-dealers, investment advisors, financial institutions and certain other service providers, provided the program meets certain standards established from time to time by Ziegler.

MINIMUM PURCHASE AMOUNTS

   The Portfolio has established minimum amounts that you must invest to open an account initially, and to add to the account at later times. These minimum investment amounts help the Portfolio control its operating expenses. The Portfolio incurs certain fixed costs with the opening and maintaining of every account and the acceptance of every additional investment, regardless of the amount of the investment involved. If the Portfolio accepted and maintained numerous small shareholder accounts and small additional investments, its operating expense ratio would increase and its total return would decline. The table below shows the minimum initial investment amounts and additional investment amounts currently in effect for the Portfolio for Institutional
Shares:

                              MINIMUM INITIAL           MINIMUM ADDITIONAL
TYPE OF INVESTOR             INVESTMENT AMOUNT          INVESTMENT AMOUNT
----------------             -----------------          -----------------
Institutional Investors           $50,000                      $100

METHODS FOR PURCHASING SHARES

   You must pay for shares of the Portfolio in U.S. dollars and your check must be drawn on a U.S. bank. Principal Preservation will not accept cash or traveler's checks. If your check does not clear, we will cancel your purchase and you will be responsible for any losses and any applicable fees. If you buy shares by any type of check, wire transfer or automatic investment purchase, and soon thereafter you decide to redeem your shares, we may postpone making your redemption payment for fifteen days or until your check has cleared, whichever is earlier. This does not limit your right to redeem shares. Rather, it operates to make sure that payment for the shares redeemed has been received by Principal Preservation.

   We consider your order for the purchase of shares to have been received when it is physically received by the Transfer Agent or the Distributor. The Portfolio pays annual transfer agent fees of $16.00 per shareholder account (subject to a monthly minimum fee of $200).

   If your purchase order is received prior to 12:00 noon (Eastern Time), we will invest it at the net asset value computed for the Portfolio on that day. If your order is received after 12:00 noon (Eastern Time), we will invest it at the net asset value determined for the Portfolio on the next business day.The following describes the different ways in which you may purchase shares and the procedures you must follow in doing so.

METHOD                     STEPS TO FOLLOW
------                     ---------------

BY MAIL OR PERSONAL        TO OPEN A NEW ACCOUNT:
DELIVERY                   1. Complete the Account Application included in this
                              prospectus.
                           2. Make your check or money order payable to:
                              "Principal Preservation."
                              Note: The amount of your purchase must meet the applicable minimum initial investment account. See "Purchasing Shares - Minimum Purchase Amounts."

Personally deliver or send 3. Personally deliver or mail the completed Account
by First Class or Express     Application and your check or money order.
Mail to:

                           TO ADD TO AN EXISTING ACCOUNT:
                           1. Complete the Additional Investment form included
                              with your account statement.  Alternatively, you
Service to:                   may write a note indicating your account number.
  Principal Preservation   2. Make your check payable to: "Principal
  c/o PFPC Global             Preservation."
    Fund Services          3. Personally deliver or mail the Additional
  P.O. Box 60504              Investment form (or note) and your check or money
  King of Prussia, PA 19406   order.


WIRE                       TO OPEN A NEW ACCOUNT:
                           Not Applicable


                           TO ADD TO AN EXISTING ACCOUNT:
                           You may purchase shares by wire provided you advise Principal Preservation in advance. Wire funds to Boston Safe Deposit & Trust Company, Everett, MA, ABA #011001234, Account #044865, N/O PFPC as Agent, F/B/O Principal Preservation Portfolios, Inc.


                           Wire purchase instructions must include the name of the Portfolio, the Class of shares and your account number.

REDEEMING SHARES

GENERAL INFORMATION


   You may redeem any or all of your shares as described below on any day the Transfer Agent is open for business. The Portfolio redeems shares at net asset value. If your redemption order is received prior to 12:00 Noon (Eastern Time), the redemption will be at the net asset value calculated that day. If not, you will receive the net asset value calculated as of the next business day.


REDEMPTIONS

   The following table describes different ways that you may redeem your shares, and the steps you should follow.

METHOD                     STEPS TO FOLLOW
------                     ---------------
BY TELEPHONE               You may use Principal Preservation's Telephone
1-800-826-4600             Redemption Privilege to redeem shares valued at less
                           than $50,000, unless you have notified the Transfer
                           Agent of an address change within the preceding 30 days. The Transfer Agent will send redemption proceeds only to the shareholder of record at the address shown on the Transfer Agent's records.
                           However, if you have provided the Transfer Agent with a signature guarantee, the Transfer Agent will wire redemption proceeds to a predesignated bank account.

                           Unless you indicate otherwise on your account application, the Transfer Agent may accept redemption instructions received by telephone. The Telephone Redemption Privilege is not available for shares represented by stock certificates.

BY MAIL                    To redeem shares by mail, send the following
 Address to:               information to the Transfer Agent:

   Principal Preservation  o  A written request for redemption signed by the
   c/o PFPC Global            registered owner(s) of the shares, exactly as the
     Fund Services            account is registered, together with the
     P.O. Box 60504           shareholder's account number;
     King of Prussia,
       PA  19406

                           o The stock certificates for the shares being redeemed, if any;

                           o Any required signature guarantees (see "Other Information About Redemptions" below); and

                           o Any additional documents which might be required for redemptions by corporations, executors, administrators, trustees, guardians, or other similar entities.

                           The Transfer Agent will redeem shares when it has received all necessary documents. The Transfer Agent will notify you promptly if it cannot accept your redemption. The Transfer Agent cannot accept redemption requests that specify a particular date for redemption or which specify any special conditions.

CHECKWRITING               Upon request, you will be provided with checks to be
                           drawn on the Portfolio ("Redemption Checks").
                           Redemption checks may be written for amounts up to $500,000. There is a $10.00 service fee for each check under $250.

RECEIVING REDEMPTION PROCEEDS

You may request to receive your redemption proceeds by mail or wire. Follow the steps outlined below. The Transfer Agent will not send redemption proceeds until all payments for the shares being redeemed have cleared, which may take up to 15 days from the purchase date of the shares.

METHOD                     STEPS TO FOLLOW
------                     ---------------
BY MAIL                    The Transfer Agent mails checks for redemption
                           proceeds typically within one or two days, but not later than seven days, after it receives the request and all necessary documents. There is no charge for this service.

BY WIRE The Transfer Agent will normally wire redemption proceeds to your bank the next business day after receiving the redemption request and all necessary documents. The signatures on any written request for a wire redemption must be guaranteed. The Transfer Agent currently deducts a $12.00 wire charge from the redemption proceeds. This charge is subject to change. You will be responsible for any charges which your bank may make for receiving wires.

OTHER INFORMATION ABOUT REDEMPTIONS


   TELEPHONE REDEMPTIONS. By accepting the Telephone Redemption Privilege, you authorize Principal Preservation's Transfer Agent to: (1) act upon the instruction of any person by telephone to redeem shares from the account for which such services have been authorized; and (2) honor any written instructions for a change of address if accompanied by a signature guarantee. You assume some risk for unauthorized transactions by accepting the Telephone Redemption Privilege. The Transfer Agent has implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of various pieces of personal information and providing written confirmation of such transactions.
If the Transfer Agent, Principal Preservation, or any of their employees fails to abide by these procedures, Principal Preservation may be liable to a shareholder for losses the shareholder suffers from any resulting unauthorized transaction(s). However, neither the Transfer Agent, Principal Preservation nor any of their employees will be liable for losses suffered by you which result from following telephone instructions reasonably believed to be genuine after verification pursuant to these procedures. This service may be changed, modified or terminated at any time. There is currently no charge for telephone redemptions, although a charge may be imposed in the future.


   SIGNATURE GUARANTEES. To protect you, the Transfer Agent and Principal Preservation from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Transfer Agent to be sure that you are the person who has authorized a redemption from your account. We require signature guarantees for: (1) any redemptions by mail if the proceeds are to be paid to someone else or are to be sent to an address other than your address as shown on Principal Preservation's records; (2) any redemptions by mail or telephone which request that the proceeds be wired to a bank, unless you designated the bank as an authorized recipient of the wire on your account application or subsequent authorization form and such application or authorization includes a signature guarantee; (3) any redemptions by mail if the proceeds are to be sent to an address for the shareholder that has been changed within the past thirty (30) days; and (4) requests to transfer the registration of shares to another owner. Principal Preservation may waive these requirements in certain instances.

   The Transfer Agent will accept signature guarantees from all institutions which are eligible to provide them under federal or state law. Institutions which typically are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan associations and credit unions. A signature guarantee is not the same as a notarized signature.

   CHECKWRITING. When a redemption check is presented for payment, the Portfolio will redeem a sufficient number of full and fractional shares in your account as of the next determined net asset value to cover the check. You will continue to earn income dividends until a redemption check is presented for payment. To use this method of redemption, you must complete and return the Account Information Form, which is available from Principal Preservation.
Please do not attempt to use redemption checks to close your account. Principal Preservation may modify or terminate this privilege at any time.

   Unless otherwise authorized on the Account Information Form, redemption checks must be signed by all account owners. If the Portfolio receives written notice from any owner revoking another owner's authority to sign individually, the signatures of all account owners will be required for payment on any redemption check. Shares purchased by check may not be redeemed via redemption check until 15 days after funds for those shares have been received. You may not use checkwriting to redeem shares held in certificated form.

   The Portfolio may refuse to honor redemption checks whenever the right of redemption has been suspended, or if the account is otherwise impaired. A $10.00 service fee per check will be charged if (a) a redemption check for less than $250 is presented for payment, (b) the amount of a redemption check presented for payment exceeds the value of the investor's account, (c) a redemption check is presented that may not be cleared because it would require redemption of shares purchased by check within 15 days, or (d) a stop payment is requested.

   CLOSING SMALL ACCOUNTS. If you opened an account in the Prospect Hill Prime Money Market Fund prior to May 1, 1995 and transferred to the Portfolio in the Reorganization, and, due to redemption, your account drops below $500 for three months or more, the Portfolio may redeem your shares and close your account, after giving 60 days' written notice, unless you make additional investments to bring the account value to $1,000 or more. If your account was opened after May 1, 1995 and your account balance drops below $25,000 for three months or more, the Portfolio may redeem your shares and close your account, after giving 60 days' written notice, unless you make additional investments to bring the account value to $50,000 or more.

   SUSPENSION OF REDEMPTIONS. Principal Preservation may suspend the right to redeem shares of the Portfolio for any period during which: (1) the Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted; (2) there is an emergency as a result of which it is not reasonably practical for the Portfolio to sell its securities or to calculate the fair value of its net assets; or (3) the Securities and Exchange Commission may permit for the protection of the Portfolio's shareholders.

   REDEMPTIONS IN OTHER THAN CASH. It is possible that conditions may arise in the future which would, in the opinion of the Board of Directors of Principal Preservation, make it undesirable for the Portfolio to pay for all redemptions in cash. In such cases, the Board may authorize the Portfolio to make redemption payments in securities or other property of the Portfolio. However, the Portfolio will redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Portfolio's net assets if that is less) in any 90-day period. If the Portfolio delivers any securities to you as payment of a redemption, we will value the securities at the same price assigned to them in computing the Portfolio's net asset value per share. You would incur brokerage costs when you sell any securities that the Portfolio distributes to you in this fashion.

OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE PER SHARE

   The Portfolio sells its shares at their net asset value per share. We determine the net asset value per share daily by adding up the total value of the Portfolio's investments and other assets and subtracting any of its liabilities, or debts, and then dividing by the number of outstanding shares of the Portfolio. For this purpose, the Portfolio values its securities at amortized cost in accordance with procedures set forth in Rule 2a-7 of the 1940 Act and policies and guidelines adopted by Principal Preservation's Board of Directors. The net asset value per share is calculated each business day, Monday through Friday, except on customary national business holidays which result in closing of the New York Stock Exchange (the "Exchange"). The calculation is as of 12:00 noon (Eastern Time) on each business day.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND REINVESTMENTS

   The Portfolio earns interest, dividends and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The Portfolio may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gains distributions. Distributions you receive from the Portfolio consist primarily of dividends. The Portfolio normally declares dividends daily and pays them monthly. Dividends may be taken in cash or additional shares at net asset value. Unless you have elected in writing to the Transfer Agent to receive dividends and capital gain distributions in cash, the Portfolio automatically will reinvest your dividends in additional shares of the Portfolio.

   Capital gains distributions, if any, in the Portfolio will be declared annually and normally will be paid within 45 days after the end of the fiscal year.

TAX CONSEQUENCES


   Distributions you receive from the Portfolio are subject to federal income tax, and may also be subject to state or local taxes. The dividends that the Portfolio pays from its taxable net investment income and the distributions that the Portfolio makes from its net realized short-term capital gains generally will be taxable to you as ordinary income. This is true whether you elect to receive your dividends and distributions in cash or in additional shares of the Portfolio. The Portfolio does not expect that it will have any long-term capital gains, and thus does not contemplate paying distributions that would be taxable to you as long-term capital gains.


   The Portfolio will mail statements to shareholders annually regarding the tax status of its dividends and distributions, if any. You should consult your own tax adviser to assess the consequences of investing in the Portfolio under tax laws applicable to you. In particular, because the Portfolio invests a significant portion of its assets from time to time in U.S. Government securities, you should ascertain the status under state and local laws of dividends that the Portfolio pays to you which represent interest that the Portfolio earns on its U.S. Government securities.

   Any taxable distributions you receive from the Portfolio will normally be taxable to you when you receive them, regardless of your distribution option. However, distributions declared in December and paid in January each year are taxable as if paid on December 31 of the earlier year.

FINANCIAL HIGHLIGHTS


   The financial highlights table is intended to help you understand the Portfolio's financial performance for the period of the Portfolio's operations. Certain information reflects financial results for a single Institutional Share of the Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report to Shareholders. The Annual Report is available upon request.



                                                                                      CASH RESERVE PORTFOLIO
                                                                               CLASS Y SHARES (INSTITUTIONAL SHARES)
                                                                        ---------------------------------------------------
                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                        ---------------------------------------------------
                                                                         1999           1998           1997           1996
                                                                        ------         ------         ------         ------
(Selected data for each Institutional Share of the Portfolio outstanding throughout the periods)
Net asset value, beginning of period                                   $  1.00        $  1.00        $  1.00        $  1.00
                                                                       -------        -------        -------        -------
Income from investment operations:
     Net investment income                                                0.05           0.05           0.05           0.05
Less distributions:
     Dividends from net investment income                                (0.05)         (0.05)         (0.05)         (0.05)
                                                                       -------        -------        -------        -------
Net asset value, end of period                                         $  1.00        $  1.00        $  1.00        $  1.00
                                                                       -------        -------        -------        -------
                                                                       -------        -------        -------        -------

Total investment return (a)<F16>                                         4.67%          5.15%          5.21%          5.20%
Ratios/Supplemental Data:
     Net assets, end of period (nearest thousand)                      $10,536        $19,889        $33,057        $35,120
     Ratio of expenses to average net assets (b)<F17>                    0.58%          0.48%          0.45%          0.34%
     Capital contribution(a)<F16>                                           --             --          0.17%             --
     Ratio of net investment income to average net assets (b)<F17>       4.54%          5.06%          5.10%          4.95%

(a)<F16>  During 1997, the adviser  made capital contributions to  offset losses in securities.   Had the  adviser not made  capital
          contributions, the adjusted total return would have been 5.04%.

(b)<F17>  For the years ended December 31, 1999, 1998, 1997 and 1996, respectively, the adviser and administrator voluntarily waived a portion of their fees. Without these voluntary waivers, the annualized ratios would have been as follows:

          Ratio of expenses to average net assets                        0.62%          0.55%          0.54%          0.54%
          Ratio of net investment income to average net assets           4.50%          4.99%          5.01%          4.75%


   If you have any questions about the Portfolio or would like more information, including a free copy of the Portfolio's Statement of Additional Information ("SAI"), or its Annual or Semi-Annual Reports, you may call or write Principal Preservation at:

          Principal Preservation Portfolios, Inc.
          215 North Main Street
          West Bend, Wisconsin 53095
          (800) 826-4600

   The SAI, which contains more information about the Portfolio, has been filed with the Securities and Exchange Commission ("SEC"), and is legally a part of this prospectus. The Annual and Semi-Annual Reports, also filed with the SEC, discuss market conditions and investment strategies that affected the Portfolio's performance during the prior fiscal year and six-month fiscal period, respectively.


   To view these documents, along with other related documents, you can visit the SEC's Internet website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1.800.SEC.0330. Additionally, copies of this information can be obtained, for a duplicating fee, by electronic request to E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


   Investment Company Act File No. 811-4401.

PRINCIPAL PRESERVATION PORTFOLIOS, INC.
    215 North Main Street
    West Bend, Wisconsin 53095

INVESTMENT ADVISOR
    ZIEGLER ASSET MANAGEMENT, INC.
    215 North Main Street
    West Bend, Wisconsin 53095


ADMINISTRATOR, DISTRIBUTOR AND
ACCOUNTING/PRICING AGENT
    B.C. ZIEGLER AND COMPANY
    215 North Main Street
    West Bend, Wisconsin 53095



TRANSFER AND DIVIDEND DISBURSING AGENT
    PFPC GLOBAL FUND SERVICES
    P.O. Box 60504
    King of Prussia, Pennsylvania 19406


CUSTODIAN
    FIRSTAR TRUST COMPANY
    777 East Wisconsin Avenue
    Milwaukee, Wisconsin 53202

COUNSEL
    QUARLES & BRADY LLP
    411 East Wisconsin Avenue
    Milwaukee, Wisconsin 53202

INDEPENDENT PUBLIC ACCOUNTANTS
    ARTHUR ANDERSEN LLP
    100 East Wisconsin Avenue
    Milwaukee, Wisconsin 53202

PP 207-5/00


STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2000
PRINCIPAL PRESERVATION PORTFOLIOS, INC.
CASH RESERVE PORTFOLIO
CLASS X COMMON  STOCK (RETAIL SHARES)
CLASS B COMMON STOCK (RETAIL SHARES)
CLASS Y COMMON STOCK  (INSTITUTIONAL SHARES)
215 North Main Street
West Bend, Wisconsin  53095
800-826-4600



     This Statement of Additional Information and the separate Prospectuses to which it relates describe the Class X Common Stock, Class B Common Stock and Class Y Common Stock (referred to together as the "Classes") of the Principal Preservation Cash Reserve Portfolio (the "Portfolio"), one of several separate mutual fund portfolios within the Principal Preservation Portfolios, Inc. ("Principal Preservation") family of funds.


     The Portfolio seeks to obtain high current income consistent with stability of principal and the maintenance of liquidity.


     You may obtain a Prospectus describing the Portfolio's Class X Common Stock and Class B Common Stock (together the "Retail Shares") or a separate Prospectus describing Class Y Common Stock ("Institutional Shares") from B.C. Ziegler and Company ("Ziegler" or the "Distributor"), 215 North Main Street, West Bend, Wisconsin 53095, telephone 800-826-4600, or from Selected Dealers (see the relevant Prospectus dated May 1, 2000 for more complete information, including an account application.) This Statement of Additional Information is not a prospectus, and should be read in conjunction with the relevant Prospectus.
This Statement of Additional Information provides details about the Portfolio that are not required to be included in the Prospectuses, and should be viewed as a supplement to, and not as a substitute for, the Prospectuses. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings ascribed to them in the relevant Prospectus.



     The financial statements of the Portfolio and the report of the independent auditor thereon are incorporated by reference into this Statement of Additional Information from the Portfolio's Annual Report to Shareholders for the year ended December 31, 1999. See "Financial Statements."



                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----

STATEMENT OF ADDITIONAL INFORMATION                                        1

FUND HISTORY AND CAPITAL STOCK                                             3

INVESTMENT PROGRAM                                                         5

INVESTMENT RESTRICTIONS                                                   10

PORTFOLIO TRANSACTIONS AND BROKERAGE PRACTICES                            13

MANAGEMENT OF PRINCIPAL PRESERVATION                                      14

PERFORMANCE INFORMATION                                                   21

DETERMINATION OF NET ASSET VALUE PER SHARE; VALUATION OF
  SECURITIES; REDEMPTION IN KIND                                          22

PURCHASE OF SHARES                                                        24

TAX STATUS                                                                24

RETAIL SHARE DISTRIBUTION EXPENSES                                        27

COUNSEL AND INDEPENDENT ACCOUNTANTS                                       30

EXPERTS                                                                   30

FINANCIAL STATEMENTS                                                      30

APPENDIX                                                                 A-1


                         FUND HISTORY AND CAPITAL STOCK

     Principal Preservation is a diversified, open-end, management investment company. It was organized in 1984 as a Maryland corporation. The Board of Directors of Principal Preservation may authorize the issuance of additional series and, within each series, individual classes, and may increase or decrease the number of shares in each series or class.

     Prior to January 1, 1996, the Cash Reserve Portfolio, which was established in 1993, and the Prospect Hill Prime Money Market Fund comprised the two spokes of a Hub and Spoke money market complex. The Cash Reserve Portfolio consisted of a single class of common stock and operated as a retail spoke of the money market complex. The Prospect Hill Prime Money Market Fund, which was operated as a separate series of Prospect Hill Trust, a series open-end management investment company organized as a Massachusetts business trust, was an institutional money market fund and served as the institutional spoke in the complex. In the Hub and Spoke structure, the Cash Reserve Portfolio and the Prospect Hill Prime Money Market Fund invested all of their investable assets in the Prime Money Market Portfolio, a series of The Prime Portfolios. Ziegler Asset Management, Inc., the Portfolio's current Advisor, managed the investment and reinvestment of the assets held in the Prime Money Market Portfolio.


     Effective January 1, 1996 the Portfolio was recapitalized with two classes of stock, Class X Common Stock and Class Y Common Stock. At that time each outstanding share of Cash Reserve Portfolio's original class of common stock was redesignated (without otherwise affecting the rights and privileges appertaining thereto) as a share of Class X Common Stock, and shares of Class Y Common Stock were issued in exchange for the outstanding shares of the Prospect Hill Prime Money Market Fund. The Portfolio first began offering shares of Class B Common Stock on December 15, 1999.



     The authorized common stock of Principal Preservation consists of one billion shares, with a par value of $.001 per share. Shares of Principal Preservation are divided into nine mutual fund series, each with distinct investment objectives, policies and strategies. In addition to the Portfolio described in this Statement of Additional Information, Principal Preservation also offers shares of the Tax-Exempt Portfolio, Government Portfolio, S&P 100 Plus Portfolio, Dividend Achievers Portfolio, Select Value Portfolio, PSE Tech 100 Index Portfolio, Managed Growth Portfolio and the Wisconsin Tax-Exempt Portfolio through separate prospectuses. The Tax-Exempt and Wisconsin Tax-Exempt Portfolios offer only Class A shares (front-end sales charge). The Government Portfolio offers Class A shares and Class C shares (a combination of front-end and contingent deferred sales charge). Shares of the S&P 100 Plus, Dividend Achievers, Select Value, PS Tech 100 Index and Managed Growth Portfolios are divided into three separate classes; namely, Class A shares, Class B shares (contingent deferred sales charge) and Class C shares. As noted above, shares of the Cash Reserve Portfolio are divided into three classes, two classes of Retail Shares and a class of Institutional Shares.


     Each share of each series of Principal Preservation is entitled to one vote on each matter presented to shareholders. All shares of Principal Preservation vote together on any matter that affects all shareholders uniformly, such as the election of directors. On matters that affect an individual series (such as approval of advisory or sub-advisory contracts and changes in fundamental policies of that series) a separate vote of the shareholders of that series is required, and the matter must be approved by the requisite vote of the shareholders of that series. On matters that uniquely affect a particular class of shares within a series (such as an increase in 12b-1 fees for that class), the shareholders of that class vote separately on the matter and the matter must be approved by the requisite vote of the shareholders of that class. Shares of a series or class are not entitled to vote on any matter that does not affect the particular series or class.


     Each share of the Cash Reserve Portfolio is entitled to participate pro rata in any dividends or other distributions declared by the Board of Directors of Principal Preservation with respect to the Portfolio, and all shares of the Portfolio have equal rights in the event of a liquidation of the Portfolio. Shares of both Retail Classes and the Institutional Class are redeemable at net asset value, at the option of the shareholder. Shares have no preemptive, subscription or conversion rights and are freely transferable. Shares can be issued as full shares or fractions of shares. A fraction of a share has the same kind of rights and privileges within the class as full shares in that class. Shares do not have cumulative voting rights.


     The phrase "majority vote" of the outstanding shares of a class, Portfolio or Principal Preservation means the vote of the lesser of: (1) 67% of the shares of the class, Portfolio or Principal Preservation, as the case may be, present at the meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the class, Portfolio or Principal Preservation, as the case may be.

     As a Maryland corporation, Principal Preservation is not required to hold, and in the future does not plan to hold, annual shareholder meetings unless required by law or deemed appropriate by the Board of Directors. However, special meetings may be called for purposes such as electing or removing Directors, changing fundamental policies or approving an investment advisory contract.

                               INVESTMENT PROGRAM

     As described above and in the Prospectuses for the Retail Shares and Institutional Shares, the Portfolio is designed to provide investors with current income. The Portfolio is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum income irrespective of fluctuations in principal.

     The following information supplements and should be read in conjunction
     -----------------------------------------------------------------------
with the sections in the Prospectuses entitled "Investment, Risks and
---------------------------------------------------------------------
Performance Summary."
---------------------

     Bank Obligations. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. In addition, state banks are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Advisor carefully evaluates such investments on a case-by-case basis.

     Commercial Paper. The Portfolio may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by
Section 3(a)(3) under the Securities Act of 1933, as amended (the "1933 Act"). Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. Such commercial paper generally can be readily traded in secondary trading markets among qualified institutional buyers without registration pursuant to the conditions of Rule 144A under the 1933 Act.

     The Portfolio also may invest in commercial paper in reliance on the so-called "private placement" exemption from registration which is afforded by
Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the 1933 Act and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the paper, thus providing liquidity.

     The Advisor considers the legally restricted but readily saleable Section 4(2) and Rule 144A paper to be liquid. However, pursuant to procedures approved by the Board of Directors of Principal Preservation, if a particular investment in Section 4(2) or Rule 144A paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities. The Advisor monitors the liquidity of the Portfolio's investments in Section 4(2) and Rule 144A paper on a continuous basis.

     Variable Rate and Floating Rate Demand Securities. The Portfolio may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     Such obligations frequently are not rated by credit rating agencies and the Portfolio may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Portfolio may invest. The Advisor, on behalf of the Portfolio, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Portfolio. The Portfolio will not invest more than 10% of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are not readily marketable. See "Investment Restrictions" below.

     Unsecured Promissory Notes. The Portfolio also may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the Portfolio's investment objective. The Notes purchased by the Portfolio will have remaining maturities of 13 months or less, must be deemed under policies adopted by the Board of Directors of Principal Preservation to present minimal credit risks and will meet the quality criteria set forth in the Prospectus under "Investment Policies." The Portfolio will invest no more than 10% of its net assets in such Notes and in other securities that are not readily marketable (which securities would include floating and variable rate demand obligations as to which the Portfolio cannot exercise the demand feature described above and as to which there is no secondary market). See "Investment Restrictions" below.

     Participation Interests. The Portfolio may purchase from financial institutions participation interests in securities in which the Portfolio may invest. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Advisor must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest. For certain participation interests, the Portfolio will have the right to demand payment, on not more than seven days' notice, for all or any part of the Portfolio's participation interest in the security, plus accrued interest. As to these instruments, the Portfolio intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. The Portfolio will not invest more than 10% of its net assets in participation interests that do not have this demand feature, and in other securities that are not readily marketable. See "Investment Restrictions" below.

     Lending of Portfolio Securities. To a limited extent, the Portfolio may lend its portfolio securities to brokers, dealers and other institutional investors, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Portfolio can increase its income through the investment of the cash collateral. For the purposes of this policy, the Portfolio considers collateral consisting of U.S. Government securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Portfolio to be the equivalent of cash. Such loans may not exceed 33 1/3% of the value of the Portfolio's total assets. From time to time, the Portfolio may return to the borrower and/or a third party which is unaffiliated with the Portfolio, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

     The Securities and Exchange Commission (the "SEC") currently requires that the following conditions must be met whenever portfolio securities are loaned:
(1) the Portfolio must receive at least 100% cash collateral from the borrower;
(2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as any interest or other distributions on the loaned securities, and any increase in market value; and (5) the Portfolio may pay only reasonable custodian fees in connection with the loan. These conditions may be subject to future modification.

     Foreign Securities. The Portfolio may invest no more than 5% of its total assets in foreign securities, including U.S. dollar-denominated obligations of foreign branches and subsidiaries of domestic banks and foreign banks, such as Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee CDs, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a foreign or domestic bank, and Canadian time deposits, which are essentially the same as ETDs except they are issued by branches of major Canadian banks; high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes) issued by foreign corporations, including Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer; and U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Advisor to be of comparable quality to the other obligations in which the Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     The Portfolio may be subject to investment risks with respect to foreign securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. In making foreign investments, therefore, the Portfolio will give appropriate consideration to the following factors, among others.

     Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. The issuers of some of these securities, such as bank obligations, may be subject to less stringent or different regulation than are U.S. issuers. In addition, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

     Because evidences of ownership of such securities usually are held outside the United States, the Portfolio will be subject to additional risks which include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities or might restrict the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise.

     Furthermore, some of these securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. Income earned or received by the Portfolio from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Portfolio will reduce its net income available for distribution to its investors (e.g., the Retail Class). In selecting foreign securities, the
               ----
Advisor will consider available yields, and any applicable taxes. All such investments will be U.S. dollar denominated.


     Investments In Other Investment Companies. An investment by the Portfolio in other investment companies - which is limited by fundamental investment restriction (13) below - may cause the Portfolio to incur increased costs of administration and distribution expenses.


     Securities Rating Criteria. A description of the characteristics and criteria of the various securities ratings used by several nationally recognized securities rating organizations is included in Appendix A attached to this Statement of Additional Information.

                            INVESTMENT RESTRICTIONS

     The following restrictions, which are a matter of "fundamental policy," may not be changed with respect to the Portfolio without the approval of a "majority of the outstanding voting securities" of the Portfolio, which, under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information and the Prospectus, means, with respect to the Portfolio, the lesser of (i) 67% or more of the outstanding voting securities of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Portfolio.

     As a matter of fundamental policy, the Portfolio may not:

     1.   Issue senior securities.

     2. Borrow money, except from banks or through repurchase agreements for temporary or emergency (not leveraging) purposes in an amount up to 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments.

     3.   Pledge, hypothecate, mortgage or otherwise encumber its assets, except
(i) to secure borrowings for temporary or emergency purposes and (ii) in connection with the purchase of securities on a forward commitment basis and the entry into reverse repurchase agreements or for similar transactions.

     4. Invest in puts, calls, straddles, spreads or any combination thereof if, by reason of such investment, the value of the Portfolio's investments in all such classes of securities would exceed 5% of the Portfolio's total assets.

     5.   Sell securities short or purchase securities on margin.

     6. Act as underwriter of securities of other issuers, except insofar as the Portfolio may be deemed an underwriter in connection with the disposition of a portfolio security.

     7. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are not readily marketable (which securities would include participation interests that are not subject to the demand feature described in the then-current Prospectus and floating and variable rate demand obligations as to which no secondary market exists and the Portfolio cannot exercise the demand feature described in the then-current Prospectus on not more than seven days' notice), if, in the aggregate, more than 10% of its net assets would be so invested. The Portfolio may not invest in time deposits maturing in more than seven days.

     8. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests, except for any of the foregoing acquired as a result of ownership of another portfolio or security.

     9. Make short-term loans to others, except through the purchase of debt obligations and through repurchase agreements referred to in the Prospectus, and except that the Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Board of Directors.

     10. Invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Portfolio will not invest more than 5% of its assets in the obligations of any one bank.

     11. Invest more than 25% of its assets in the securities of issuers in any industry other than banking, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     12.  Invest in companies for the purpose of exercising control.

     13. Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the total assets of the Portfolio, as the case may be, to be invested in investment company securities, provided that:
(i) the Portfolio will not make any investment in the securities of any single investment company if, immediately after such investment, more than 3% of the outstanding voting securities of such investment company would be owned by the Portfolio, or more than 5% of the value of the total assets of the Portfolio, would be invested in such investment company; and (ii) no such restrictions shall apply to a purchase by the Portfolio of investment company securities as a part of a merger, consolidation, acquisition of assets or reorganization.

     14. Purchase securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, or purchase equity securities of issuers which are not readily marketable if, by reason thereof, the value of the Portfolio's aggregate investment in all classes of such securities will exceed 5% of its total assets.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

     Principal Preservation may make commitments more restrictive than the restrictions listed above so as to permit the sale of Portfolio shares in certain states. In the event that, once such a commitment is made, the state restrictions with respect to which the commitment was made are modified or repealed, Principal Preservation reserves the right to correspondingly modify or revoke the commitment; provided no such action on the part of Principal Preservation may result in an investment restriction that is less restrictive than restrictions 1-14 above. Should Principal Preservation determine that, once made, any such commitment is no longer in the best interests of Portfolio and its shareholders, Principal Preservation reserves the right to revoke the commitment by terminating the sale of Portfolio shares in the state involved.

                   PORTFOLIO TRANSACTIONS AND BROKERAGE PRACTICES

     Subject to the general supervision of the Directors, the Advisor is responsible for decisions to buy and sell securities for the Portfolio, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Portfolio also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion, the Portfolio may also purchase certain money market instruments directly from an issuer, in which case no commission or discounts are paid.

     The Advisor currently serves as investment manager to a number of clients, and may in the future act as investment manager or advisor to others, including other registered investment companies. It is the practice of the Advisor to allocate purchase and sale transactions among the Portfolio and others whose assets it manages in such manner as it deems equitable. In making such allocations the Advisor considers the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and opinions of the persons responsible for managing the Portfolio and other client accounts.

     The Advisor gives primary consideration to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Advisor assures that commissions are fair and reasonable, but does not necessarily seek the lowest possible commissions in all circumstances. The Advisor believes that a requirement always to seek the lowest possible commission could impede effective portfolio management and preclude the Portfolio and the Advisor from obtaining high quality execution and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transactions, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for the services is not ascertainable. In transactions effected with a dealer, acting as principal, who furnishes research services to the Advisor, the Advisor will not purchase securities for the Portfolio at a higher price, or sell securities at a lower price, than would be the case if the dealer had not furnished such services.

     In seeking to implement the Portfolio's policies, the Advisor effects transactions with those brokers and dealers whom the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Portfolio or the Advisor. Such services include, but are not limited to, information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investment, wire services, and appraisals or evaluation of portfolio securities.

     The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of its other clients and may not in all cases benefit the Portfolio directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce its expenses, it is of indeterminable value and the Portfolio does not reduce the management fee it pays to the Advisor by any amount that may be attributable to the value of such services.

     During the last three years, the Portfolio paid no brokerage commissions.

                      MANAGEMENT OF PRINCIPAL PRESERVATION

     The Directors and officers of Principal Preservation and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Directors of Principal Preservation who are "interested persons" (as defined in the 1940 Act) of Principal Preservation. Unless otherwise indicated, the address of each Director and officer of Principal Preservation is 215 North Main Street, West Bend, Wisconsin 53095.


                             POSITION WITH              PRINCIPAL
                               PRINCIPAL            OCCUPATION DURING
NAME, AGE AND ADDRESS        PRESERVATION            PAST FIVE YEARS
---------------------        ------------            ---------------


Robert J. Tuszynski,* 41    President and       Managing Director, Ziegler
                            Director            Investment Group, B.C. Ziegler
                                                and Company since 1999; prior
                                                thereto, Senior Vice President,
                                                B.C. Ziegler and Company, from
                                                1996 to 1999; prior thereto,
                                                Vice President, Director of
                                                Mutual Funds, B.C. Ziegler and
                                                Company from 1987 to 1996;
                                                Trustee, Chairman of the
                                                Board and President, Prospect
                                                Hill Trust and The Prime
                                                Portfolios (registered
                                                investment companies) from
                                                1994 to 1996.

Richard H. Aster, M.D., 69  Director            Since June, 1996, Senior
8727 W. Watertown Plank Rd.                     Investigator and Professor of
Milwaukee, WI 53226                             Medicine, Medical College of
                                                Wisconsin; prior thereto,
                                                President and Director of
                                                Research, The Blood Center of
                                                Southeastern Wisconsin, Inc.

Augustine J. English, 70    Director            Retired; President,
1724 Lake Roberts Court                         Tupperware North America from
Windermere, FL 34786                            1990 to 1994 (manufacturing);
                                                prior to 1990, President, The
                                                West Bend Company
                                                (manufacturing), a division
                                                of Dart Industries, a
                                                subsidiary of Premark
                                                International, Inc., of which
                                                Mr. English was a Group Vice
                                                President.

Ralph J. Eckert, 71         Director            Formerly Chairman Emeritus and
2059 Keystone Ranch Road                        Director, Trustmark Insurance
Dillon, CO 80435                                Cos. (Mutual Life Insurance
                                                Company) from April, 1997 to
                                                1999; from 1991 to 1997
                                                Chairman, Trustmark Insurance
                                                Cos.; prior to 1991, Chairman,
                                                President and Chief Executive
                                                Officer Trustmark Insurance
                                                Cos. since 1971; Trustee of
                                                the Board of Pensions of the
                                                Evangelical Lutheran Church
                                                in America from 1991 to 1997,
                                                and Chairman of the Board
                                                from 1993 to 1997; Trustee of
                                                the Board of Pensions for the
                                                Lutheran Church of America
                                                from 1987 to 1989; and
                                                Trustee of The Prime
                                                Portfolios (registered
                                                investment company) from 1993
                                                to 1996.

James L. Brendemuehl, 54    Senior Vice         Vice President - Mutual
                            President - Sales   Funds, B.C. Ziegler and
                                                Company, since 1995.

John H. Lauderdale, 34      Senior Vice         Wholesaler, B.C. Ziegler and
                            President -         Company since 1991; prior
                            Marketing           thereto, Marketing Account
                                                Executive, The Patten
                                                Company.

Franklin P. Ciano, 49       Chief Financial     Manager of Principal
                            Officer and         Preservation Operations, B.C.
                            Treasurer           Ziegler and Company since
                                                1996; prior thereto, Vice
                                                President, Fixed Income
                                                Department, Firstar Bank.

Kathleen Cain, 42           Secretary           Administrative assistant to
                                                President of Principal
                                                Preservation, B.C. Ziegler
                                                and Company since 1999; prior
                                                thereto, Assistant
                                                Secretary/Treasurer, Regal
                                                Ware, Inc. (kitchen wares
                                                manufacturer).


     Principal Preservation pays the compensation of the three Principal Preservation Directors who are not officers, directors or employees of Ziegler. They receive an annual fee of $12,000 and an additional $450 for each Board or Committee meeting attended. Principal Preservation may also retain consultants, who will be paid a fee, to provide the Board with advice and research on investment matters.


     The table below shows fees paid to Directors of Principal Preservation for the year ended December 31, 1999. Each series of Principal Preservation, including the Portfolio, pays a proportionate share of these expenses based on the ratio such series' total assets bear to the aggregate of the total assets of all nine series of Principal Preservation. Principal Preservation made no payments to its officers or directors who are affiliated with any investment advisor to Principal Preservation.


                                               PENSION OR
                                               RETIREMENT
                                            BENEFITS ACCRUED
    NAME OF PERSON AND        AGGREGATE        AS PART OF
      POSITION WITH          COMPENSATION       PRINCIPAL          ESTIMATED
        PRINCIPAL           FROM PRINCIPAL   PRESERVATION'S     ANNUAL BENEFITS    FCOMPTOTALIONL
       PRESERVATION          PRESERVATION       EXPENSES        UPON RETIREMENT     PRESERVATION
       ------------          ------------       ---------       ---------------     -------------


Richard J. Glaisner,             -0-               -0-                -0-                -0-
  Director(1)<F18>

Robert J. Tuszynski,             -0-               -0-                -0-                -0-
 Vice President and
 Director

Richard H. Aster, M.D.         $13,800             -0-                -0-              $13,800
 Director

Augustine J. English,          $13,800             -0-                -0-              $13,800
 Director

Ralph J. Eckert,               $13,800             -0-                -0-              $13,800
 Director



(1)<F18> Mr. Glaisner resigned from the Board in 1999 in connection with his decision to resign from his positions with Ziegler and its affiliates to pursue other interests.



     The executive officers and Directors as a group (nine persons) owned beneficially, as of March 31, 2000, less than 1% of all outstanding shares of the Portfolio. This management group's beneficial ownership of shares of Principal Preservation as a whole also amounted to less than 1% of the outstanding shares. See also "Control Persons and Principal Holders of Securities."


INVESTMENT ADVISOR

     The Advisor, Ziegler Asset Management, Inc. ("ZAMI"), manages the assets of the Portfolio pursuant to an Investment Advisory Agreement (the "Advisory Agreement") and the investment policies described herein. Subject to such further policies as the Board of Directors may determine, the Advisor makes investment decisions for the Portfolio. The Advisor furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio.

     The Advisory Agreement provides that the Advisor may render services to others. The Advisory Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio when authorized either by majority vote of the investors in the Portfolio (with the vote of each being in proportion to the amount of their investment) or by a vote of a majority of the Board of Directors, or by the Advisor on not more than 60 days nor less than 30 days written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that neither the Advisor nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Portfolio, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.


     For its services under the Advisory Agreement, the Advisor receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Portfolio's average daily net assets. Pursuant to the Advisory Agreement, for the years ended December 31, 1997, 1998 and 1999, the Portfolio accrued investment advisory fees of $278,005, $329,759 and $323,977, respectively, of which $77,504 was waived voluntarily in 1997.



     The Advisor's affiliate, B.C. Ziegler and Company ("Ziegler"), serves as the Portfolio's Administrative Services Agent and Accounting/Pricing Agent.



     As indicated in the table above, the following Directors and officers of Principal Preservation also serve as officers of either or both of ZAMI and
Ziegler: Robert J. Tuszynski, President and a Director of Principal Preservation; James L. Brendemuehl, Senior Vice President - Sales of Principal Preservation; John H. Lauderdale, Senior Vice President - Marketing of Principal Preservation; and Franklin P. Ciano, Chief Financial Officer and Treasurer of Principal Preservation. No other or Director of Principal Preservation is an officer or Director of Ziegler, ZAMI or any of their affiliates.


ADMINISTRATIVE SERVICES

     Portfolio Administrative Services.  Ziegler provides certain administrative
     ---------------------------------
services to Principal Preservation, on behalf of the Portfolio, including: (a) providing office space, equipment and clerical personnel necessary for maintaining the organization of Principal Preservation; (b) providing personnel to serve as directors, officers and employees of Principal Preservation to the extent requested by Principal Preservation and as permitted and appropriate under applicable laws and regulations; (c) supervising the overall administration of Principal Preservation, including negotiation of contracts and fees with, and the monitoring of performance and billings of, Principal Preservation's independent contractors or agents; (c) preparing and, if applicable, filing all documents required for compliance by Principal Preservation with applicable laws and regulations; (e) preparing agendas and supporting documents for and minutes of meetings of the Board of Directors of Principal Preservation and committees thereof and shareholders of the Portfolio; and (f) maintaining other books and records of Principal Preservation. Ziegler has agreed to provide these services pursuant to an Administrative Services Agreement.

     The Administrative Services Agreement provides that it will continue in effect from year to year, as long as approved at least annually by Principal Preservation's Board of Directors or by a vote of the outstanding voting securities of the Portfolio and in either case by a majority of the Directors who are not parties to the relevant Agreement or interested persons of any such party. The Agreement terminates automatically if assigned and may be terminated without penalty by either party on 60 days notice. The Agreement provides that neither Ziegler nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the Agreement.


     For providing the services contemplated by the Administrative Services Agreement, Ziegler is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.15 of 1% of the Portfolio's average daily net assets. Prior to May 1, 1999, ZAMI provided administrative services to the Portfolio under an administrative services agreement with terms substantively identical to those of the Ziegler Administrative Services Agreement. For the years ended December 31, 1997, 1998 and 1999, the Portfolio accrued administrative fees aggregating $208,504, $247,327 and $243,237, respectively. For those years, ZAMI reimbursed $38,757, $102,246 and $50,609, respectively, of this fee to the Portfolio.



     Accounting/Pricing Agreement.  Pursuant to the terms of an
     ----------------------------
Accounting/Pricing Agreement between Ziegler and Principal Preservation, Ziegler provides fund accounting and net asset value calculation services to the Portfolio. Under this Accounting/Pricing Agreement, Ziegler is entitled to compensation at a rate approved annually by the Board of Directors, plus reimbursement for reasonable out-of-pocket expenses. The Portfolio currently pays Ziegler a monthly fee at an annual rate of 0.04 of 1% on average daily net assets between $50 million and $100 million, 0.03 of 1% on the next $100 million, and 0.01 of 1% on average daily net assets in excess of $200 million, subject to a minimum annual fee of $15,000 and a maximum annual fee of $125,000. For the years ended December 31, 1997, 1998 and 1999, the Portfolio accrued fees under the Accounting/Pricing Agreement aggregating $45,625, $54,625 and $59,165, respectively.


     The services provided by Ziegler to the Portfolio under the Accounting/Pricing Agreement include daily calculation of net asset value per share, maintenance of original entry documents and books of record and general ledgers of the Portfolio, posting of cash receipts and disbursements, reconciliation of bank account balances on a monthly basis, recording purchases and sales based upon communications from the Portfolio's portfolio managers, and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Portfolio. The Accounting/Pricing Agreement provides that Ziegler may render fund accounting and pricing services to others, continues in effect from year to year if approved by a majority of the Board of Directors, terminates automatically if it is assigned, and may be terminated without penalty by a majority vote of the shareholders of the Portfolio. The Accounting/Pricing Agreement also provides that neither Ziegler nor its personnel shall be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the matters to which the Accounting/Pricing Agreement relates, except for loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its or their duties on behalf of the Portfolio or from reckless disregard by Ziegler or any of its personnel of the duties of Ziegler under the Accounting/Pricing Agreement. Ziegler's liability under the Accounting/ Pricing Agreement is limited in all events to one-year's fees received by Ziegler under the Accounting/Pricing Agreement.

CUSTODIAN SERVICES

     Firstar Trust Company serves as the Custodian of the Fund's assets, pursuant to a Custodian Servicing Agreement. The Custodian Servicing Agreement provides that Firstar Trust Company is entitled to receive an annual fee of 0.02% on the first $500 million of the net asset value and 0.015% of assets in excess of 500 million.


     Prior to March 31, 1998, the Fund served as custodian of its own assets (i.e., cash and securities). Pursuant to a Depository Contract, Ziegler, a registered broker-dealer and registered investment adviser, acted as Depository of the Fund's assets. For providing services as Depository to Cash Reserve, Ziegler was entitled to compensation at an annual rate of 0.055% on the first $50 million of Cash Reserve's average daily net assets, 0.035% on the next $150 million, 0.030% on the next $300 million, and 0.025% on average daily net assets in excess of $500 million, subject to a minimum annual fee of $15,000. For the year ended December 31, 1997, the Portfolio incurred fees of $68,281 under the Depository Contract.



SHAREHOLDER SERVICES FOR CLASS X RETAIL SHARES



     Ziegler has, and certain other brokers and financial institutions in the future may, enter into shareholder servicing agreements with Principal Preservation pursuant to which they provide shareholder services to the Portfolio. Under such agreements, the shareholder servicing agents (the "Shareholder Servicing Agents") maintain shareholder accounts for Class X Retail Shares of the Portfolio and perform the functions of transfer and dividend paying agents, among other services, with respect to such accounts. For providing these services, each Shareholder Servicing Agent receives a fee at an annual rate of up to 0.25 of 1% of that portion of the Portfolio's average daily net assets allocated to Class X Retail Shares owned by the customers of such Shareholder Servicing Agent and held in the shareholder accounts maintained by the Shareholder Servicing Agent. A Shareholder Servicing Agent may impose additional service charges and fees on its customer's accounts. The Shareholder Servicing Agent must invoice those charges and fees directly to the customer and may not deduct them from the customer's holdings in the Portfolio.



     Each shareholder servicing agreement continues in effect until terminated, and may be terminated by either party without cause on not less than 30 days nor more than 60 days prior notice. Each shareholder servicing agreement provides that the Shareholder Servicing Agent thereunder shall be indemnified by Principal Preservation for any action taken or omitted by the Shareholder Servicing Agent under the agreement except for, (a) the bad faith or negligence of the Shareholder Servicing Agent, its officers, employees or agents, or (b) any breach of applicable law by the Shareholder Servicing Agent, its officers, employees or agents, or (c) any action of the Shareholder Servicing Agent, its officers, employees or agents which exceeds the legal authority of the Shareholder Servicing Agent or its authority under its shareholder servicing agreement, or (d) any error or omission of the Shareholder Servicing Agent, its officers, employees or agents with respect to the purchase, redemption and transfer of Class X Retail Shares of the Portfolio held in accounts serviced by the Shareholder Servicing Agent or the Shareholder Servicing Agent's verification or guarantee of any signature of a shareholder owning Class X Retail Shares in such account.



     For the years ended December 31, 1997, 1998 and 1999, fees received by Ziegler with respect to the Class X Retail Shares pursuant to the Shareholder Servicing Agreement totaled $252,921, $347,848 and $361,923, respectively.


TRANSFER AND DIVIDEND DISBURSING AGENT SERVICES


     PFPC Global Fund Services (the "Transfer Agent") serves as transfer and dividend disbursing agent for all outstanding shares of the Portfolio, other than Class X Retail Shares held pursuant to a Shareholder Services Agreement as described above. Its address is:



          PFPC Global Fund Services
          P.O. Box 60504
          King of Prussia, Pennsylvania  19406



     Prior to November 8, 1999, Ziegler served as transfer and dividend disbursing agent to the Portfolio.



For the years ended December 31, 1997, 1998 and 1999, fees received by Ziegler in this capacity amounted to $2,480, $7,780 and $4,682, respectively.


                            PERFORMANCE INFORMATION


     Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Portfolio account having a balance of one Retail Share or Institutional Share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change computed at the end of the period by the value of the account at the beginning of the period to obtain the base period return, and analyzing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional Retail Shares or Institutional Shares purchased with dividends declared on the original Retail Share or Institutional Share and any such additional Retail Shares or Institutional Shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Portfolio's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective annualized yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The yield and the effective yield for the Portfolio's shares for the seven days ended December 31, 1998 are reflected in the table below.



                                 YIELD AS OF          EFFECTIVE YIELD AS OF
     CLASS OF SHARES          DECEMBER 31, 1999         DECEMBER 31, 1999
     ---------------          -----------------         -----------------

Class X Retail Shares               4.94%                     5.07%

Class B Retail Shares               4.38%                     4.49%

Class Y Institutional               5.15%                     5.28%
Shares


     Yields will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments held by the Portfolio, portfolio maturity and operating expenses. An investor's principal in the Portfolio is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Portfolio's price per share is determined.

     From time to time, the Portfolio in its advertising and sales literature may refer to the growth of assets managed or administered by the Advisor over certain time periods.

     Comparative performance information may be used from time to time in advertising or marketing the Portfolio's Retail Shares and Institutional Shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Portfolio Report and other publications.

                  DETERMINATION OF NET ASSET VALUE PER SHARE;
                  VALUATION OF SECURITIES; REDEMPTION IN KIND

     The Prospectuses for the Classes discuss when the net asset value of the Portfolio is determined for purposes of sales and redemptions. The net asset value per share of the Portfolio is determined by subtracting the Portfolio's liabilities from the Portfolio's total assets and dividing the result by the total number of shares outstanding. The following is a description of the procedures used by the Portfolio in valuing its assets.

     The valuation of the Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

     The Portfolio's use of the amortized cost method of valuing their securities is permitted by a rule adopted by the SEC. The Portfolio will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in securities determined by or under the supervision of the Board of Directors to be of high quality with minimal credit risks.

     Pursuant to the rule, the Board of Directors also has established procedures designed to allow the Portfolio to stabilize, to the extent reasonably possible, the Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Portfolio's holdings by the Board of Directors, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

     The rule also provides that the extent of any deviation between the value of the Portfolio's assets based on available market quotations (or an appropriate substitute which reflects current market conditions) and such valuation based on amortized cost must be examined by the Board of Directors.
In the event the Board of Directors determines that a deviation exists that may result in material dilution or other unfair results to new or existing investors or existing shareholders, pursuant to the rule, the Board of Directors must cause the Portfolio to take such corrective action as the Board of Directors regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; or valuing the Portfolio's assets by using available market quotations.

     For the purpose of determining the deviation between the value of the Portfolio's assets based on available market quotations and such valuation based on amortized cost, if market quotations are not readily available, or if the securities are illiquid, the value of such portfolio securities will be determined in good faith by the Directors based upon calculations and findings made by the Advisor, and reviewed by the Directors. The Directors may consider that certain securities are securities for which market quotations are not readily available if the validity of the quotations received with respect to such securities appears to be questionable. Factors which the Directors might consider as indicating that the validity of market quotes is questionable include an inordinately large spread between bid and ask prices, or an in ordinately small number of quotations indicating that there is only a thin market in the securities.

     Principal Preservation, on behalf of the Portfolio, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by Principal Preservation and valued as they are for purposes of computing the Portfolio's net asset value (a redemption in kind). If payment is made in securities, an investor may incur transaction expenses in converting these securities into cash.

     The Portfolio has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Portfolio is obligated to redeem shares with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of the period.


     Each investor in the Portfolio may add to or reduce its investment in the Portfolio on each Business Day of the Portfolio. A "Business Day" is any day on which the New York Stock Exchange is open for trading and any other day (other than a day on which no shares of the Portfolio are tendered for redemption and no order to purchase shares of the Portfolio is received) during which there is sufficient trading in money market instruments that the Portfolio's net asset value might be materially affected. As of 12:00 noon (New York time) on each such Business Day, net asset value for the Classes of shares will be computed by dividing the value of the Portfolio's total net assets by the total number of shares outstanding, including all three Classes.


                               PURCHASE OF SHARES

     The Portfolio will not issue shares for consideration other than cash except in the case of a bona fide reorganization, statutory merger, or in certain other acquisition of securities in accordance with state securities laws, which: (1) meet the investment objectives and policies of the Portfolio;
(2) are acquired for investment and not for resale; (3) are not restricted securities; and (4) have a value which is readily ascertainable.

                                   TAX STATUS

     The following is only a summary of certain tax considerations generally affecting the Portfolio and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations.


     Each series of a series company, such as Principal Preservation, is treated as a single entity for Federal income tax purposes so that the net realized capital gains and losses of the various series in one fund are not combined. However, both classes of the Retail Shares and the class of Institutional Shares are treated as the same for tax purposes.


     The Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). In order to qualify as a regulated investment company, the Portfolio must satisfy a number of requirements. Among such requirements is the requirement that less than 30 percent of the Portfolio's gross income be derived from the sale or other disposition of securities held for less than three months. In determining these gross income requirements, a loss from the sale or other disposition of securities does not enter into the computation.

     The Portfolio will distribute substantially all of its net income and capital gains so as to avoid any federal income tax to it. Although Principal Preservation expects the Portfolio to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of the Portfolio's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by the Portfolio would reduce the amount of income and gains available for distribution to its shareholders.

     While the Portfolio does not expect to realize net long-term capital gains, any such gains realized will be distributed annually as described in the Portfolio's Prospectus. Such distributions ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares, and will be designated as capital gain dividends in a written notice mailed by the Portfolio to shareholders after the close of the Portfolio's prior taxable year.


     Dividends and other distributions paid to individuals and other non-exempt payees are subject to a 31% backup federal withholding tax if the Transfer Agent is not provided with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to such backup withholding or if the Portfolio is notified that the shareholder has under-reported income in the past. In addition, such backup withholding tax will apply to the proceeds of redemption or repurchase of shares from a shareholder account for which the correct taxpayer identification number has not been furnished. For most individual taxpayers, the taxpayer identification number is the social security number. An investor may furnish the Transfer Agent with such number and the required certifications by completing and sending the Transfer Agent either the Account Application form attached to the relevant Prospectus or IRS Form W-9.


     Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares will not be deductible for Federal income tax purposes.

     If a shareholder exchanges shares of one Principal Preservation portfolio for shares of another, the shareholder will recognize gain or loss for federal income tax purposes. That gain or loss will be measured by the difference between the shareholder's basis in the shares exchanged and the value of the shares acquired.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     As of February 28, 2000, no person was known to be the "beneficial owner" (determined in accordance with Rule 13d-3 under the Securities Exchange Act of 1934) of more than 5% of the outstanding shares of the Portfolio, except the following:



NAME AND                                                           PERCENT OF ALL
ADDRESS OF SHAREHOLDER                NUMBER OF SHARES           OUTSTANDING SHARES
----------------------                ----------------           ------------------
                            RETAIL CLASS X        INSTITUTIONAL
                            --------------        -------------


M&I First National Bank                             13,183,008          8.2%
321 North Main Street
P. O. Box 1980
West Bend, WI 53095

Pershing (As Agent -         142,696,487                               88.9%
  Omnibus Account)
f/b/o BCZ Customers
ProCash - 15th Floor
One Pershing Plaza
Jersey City, NJ 07399-0002


                       RETAIL SHARE DISTRIBUTION EXPENSES

      Principal Preservation's Distribution Plan (the "Plan") is its written plan contemplated by Rule 12b-1 (the "Rule") under the Act.


      The Plan authorizes Ziegler, as the "Distributor" of the Portfolio's shares, to make certain payments to any qualified recipient, as defined in the Plan, that has rendered assistance in the distribution of either class of the Portfolio's Retail Shares (but not its Institutional Shares), such as sale or placement of the Portfolio's Retail Shares or administrative assistance such as maintenance of sub-accounting or other records. Qualified recipients may include Selected Dealers, banks and other financial institutions. Under the Plan, the Distributor also may purchase advertising for Retail Shares of the Portfolio, pay for sales literature and other promotional material, and make payments to its sales personnel. As reimbursement for these expenses, the Plan entitles the Distributor to receive a annual service fee for Retail Shares of the Portfolio that are owned of record by the Distributor as nominee for the Distributor's customers or which are owned by those customers of the Distributor whose records, as maintained by Principal Preservation or its agent, designate the Distributor as the customer's dealer of record. Any such payments to qualified recipients or expenses will be reimbursed by the Portfolio, up to maximum annual amounts established under the terms of the Plan.



      CLASS X RETAIL SHARES. The maximum amount of service fees payable under the Plan during any calendar year with respect to Class X Retail Shares of the Portfolio may not exceed an annual rate of 0.15 of 1% of the average daily net assets of the Portfolio attributable to such shares.



      CLASS B RETAIL SHARES. The maximum amount of service fees payable under the Plan during any calendar year with respect to Class B Retail Shares may not exceed an annual rate of 0.25 of 1% of the average daily net assets of the Portfolio attributable to such shares. The Plan entitles the Distributor to receive an additional distribution fee equal to 0.75 of 1% of the average net assets of the Portfolio attributable to its Class B Retail Shares. This distribution fee is designed to compensate the Distributor for assuming the costs of brokers' commissions in connection with the sale of the Class B Retail Shares and generally for its promotion of sales of Class B Retail Shares. The Portfolio therefore must pay this distribution fee, regardless of expenses actually incurred by the Distributor.


      The Distributor bears its expenses of distribution above the foregoing amounts. No reimbursement or payment may be made for expenses of past fiscal years or in contemplation of expenses for future fiscal years under the Plan.

      The Plan states that if and to the extent that any of the payments by Principal Preservation listed below are considered to be "primarily intended to result in the sale of shares" issued by Principal Preservation within the meaning of the Rule, such payments by Principal Preservation are authorized without limit under the Plan and shall not be included in the limitations contained in the Plan: (a) the costs of the preparation, printing and mailing of all required reports and notices to shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of Principal Preservation or other funds or other investments; (b) the costs of preparing, printing and mailing of all prospectuses to shareholders; (c) the costs of preparing, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of Principal Preservation's shares; (d) all legal and accounting fees relating to the preparation of any such reports, prospectuses, proxies and proxy statements;
(e) all fees and expenses relating to the qualification of the funds and or their shares under the securities or "Blue Sky" laws of any jurisdiction; (f) all fees under the Act and the Securities Act of 1933, including fees in connection with any application for exemption relating to or directed toward the sale of Principal Preservation's shares; (g) all fees and assessments of the Investment Company Institute or any successor organization or industry association irrespective of whether some of its activities are designed to provide sales assistance; (h) all costs of preparing and mailing confirmations of shares sold or redeemed or share certificates and reports of share balances; and (i) all costs of responding to telephone or mail inquiries of shareholders.

      The Plan also states that it is recognized that the costs of distribution of Principal Preservation's shares are expected to exceed the sum of permitted payments, permitted expenses, and the portion of the sales charge retained by the Distributor, and that the profits, if any, of Principal Preservation's investment advisors are dependent primarily on the advisory fees paid to them. If and to the extent that any investment advisory fees paid by Principal Preservation might, in view of any excess distribution costs, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by Principal Preservation, the payment of such fees is authorized under the Plan. The Plan states that in taking any action contemplated by Section 15 of the Act as to any investment advisory contract to which Principal Preservation is a party, the Board of Directors including its Directors who are not "interested persons" as defined in the Act, and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("Qualified Directors"), shall, in acting on the terms of any such contract, apply the "fiduciary duty" standard contained in Sections 36(a) and (b) of the Act.

      Under the Plan, Principal Preservation is obligated to pay distribution fees only to the extent of expenses actually incurred by the Distributor for the current year, and thus there will be no carryover expenses from the previous years. The Plan permits the Distributor to pay a portion of the distribution fee to authorized broker dealers, which may include banks or other financial institutions, and to make payments to such persons based on either or both of the following: (a) as reimbursement for direct expenses incurred in the course of distributing Principal Preservation shares or providing administrative assistance to Principal Preservation or its shareholders, including, but not limited to, advertising, printing and mailing promotional material, telephone calls and lines, computer terminals and personnel (including commissions and other compensation paid to such personnel); and/or (b) at a specified percentage of the average value of certain qualifying accounts of customers of such persons.

      The Plan requires that while it is in effect the Distributor shall report in writing at least quarterly to the Directors, and the Directors shall review, the following: (a) the amounts of all payments, the identity of recipients of each such payment, the basis on which each such recipient was chosen and the basis on which the amount of the payment was made; (b) the amounts of expenses and the purpose of each such expense; and (c) all costs of the other payments specified in the Plan (making estimates of such costs where necessary or desirable) in each case during the preceding calendar or fiscal quarter.


      The Plan will continue in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Directors and by a majority of those Directors who are not interested persons of Principal Preservation cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time without penalty by a vote of a majority of those Directors who are not interested persons of Principal Preservation or by the vote of the holders of a majority of the outstanding voting securities of Principal Preservation, and, with respect to any Principal Preservation portfolio or with respect to the Portfolio's Retail Shares, by the vote of a majority of the outstanding shares of such portfolio or of the outstanding Class, as the case may be. The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval. While the Plan is in effect, the selection and nomination of those Directors who are not interested persons of Principal Preservation is committed to the discretion of such disinterested Directors. Nothing in the Plan will prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Directors.


      The table below reflects distribution fees paid by the Portfolio pursuant to the Plan and the amount retained by the Distributor for the periods indicated:


                         RULE 12B-1 DISTRIBUTION FEES

                           TOTAL FEE PAID TO          AMOUNT RETAINED BY
PERIOD                        DISTRIBUTOR                 DISTRIBUTOR
------                        -----------                 -----------

                         CLASS X      CLASS B       CLASS X        CLASS B
                         -------      -------       -------        -------

Fiscal year ended        $155,053       N/A         $154,048         N/A
December 31, 1997

Fiscal year ended        $208,719       N/A         $208,052         N/A
December 31, 1998

Fiscal year ended        $224,978   $28(1)<F19>     $222,235         $28(1)<F19>
December 31, 1999



(1)<F19> Class B shares of the Portfolio were first available beginning December 15, 1999.


                      COUNSEL AND INDEPENDENT ACCOUNTANTS

     Quarles & Brady LLP, as counsel for Principal Preservation, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of common stock being sold pursuant to the relevant Prospectus. Arthur Andersen LLP, independent accountants, are the auditors of the Portfolio.

                                    EXPERTS

     The audited financial statements of the Portfolio incorporated by reference into the Portfolio's Prospectuses and this Statement of Additional Information have been so incorporated in reliance on the report of Arthur Andersen LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing in giving said report.

                              FINANCIAL STATEMENTS


     The following audited financial statements and footnotes thereto of Principal Preservation Cash Reserve Portfolio, together with the Report of the Independent Accountants thereon, are incorporated herein by reference from the Portfolio's 1999 Annual Report to Shareholders.



     (1)  Balance Sheet for the Portfolio as of December 31, 1999.



     (2) Statement of Operations for the Portfolio for the year ended December 31, 1999.



     (3) Statements of Changes in Net Assets for the Portfolio for the years ended December 31, 1998 and 1999.



     (4)  Schedule of Investments of the Portfolio as of December 31, 1999.



     (5)  Notes to Financial Statements.



     A copy of the Portfolio's 1999 Annual Report to Shareholders may be obtained free of charge from Ziegler upon request.


                                    APPENDIX

     A description of the two highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff"), IBCA Limited and IBCA Inc. ("IBCA") and Thomson BankWatch, Inc. ("BankWatch") now follows.

COMMERCIAL PAPER AND SHORT-TERM RATINGS

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior ability for repayment of senior short-term debt obligations, and Prime-1 repayment ability will often be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     The rating F-1+ (Exceptionally Strong Credit Quality) is the highest commercial paper rating assigned by Fitch. Paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. The rating F-2 (Very Strong Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than issues rated F-1+.

     The rating Duff 1+ is the highest commercial paper rating assigned by Duff. Paper rated Duff 1+ is regarded as having the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Paper rated Duff 1 is regarded as having a very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     The designation A1 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment. Those obligations rated Al+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. A rating of TBW-1 indicates a very high likelihood that principal and interest will be paid on a timely basis. Obligations rated TBW-2 are in the second-highest category, indicating that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

BOND AND LONG-TERM RATINGS

     Bonds rated AAA have the highest rating assigned by S&P and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and differ from the higher rated issues only in small degree. Bonds rated AA may be modified by the addition of a plus or minus sign to show relative standing in the category.

     Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds. Bonds rated Aa are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

     Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated AA may be modified by the addition of a plus or minus sign to show relative standing in the category.

     Bonds rated AAA by Duff are considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA+, AA and AA- are considered by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

     Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA by IBCA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. A plus or minus may be appended to a rating to denote relative status within major rating categories.

     IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

     In addition to its ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization, including, where applicable, the holding company and operating subsidiaries. Long-term debt obligations rated in AAA, the highest category, indicate that the ability to repay principal and interest on a timely basis is very high. A rating of AA, BankWatch's second-highest category, indicates a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. BankWatch also assigns, in the case of foreign banks, a country rating ranging from I through V, which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

PRINCIPAL PRESERVATION PORTFOLIOS, INC.

     215 North Main Street
     West Bend, Wisconsin  53095

INVESTMENT ADVISOR

     Ziegler Asset Management, Inc.
     215 North Main Street
     West Bend, Wisconsin  53095

DISTRIBUTOR, PORTFOLIO ADMINISTRATOR,
ACCOUNTING/PRICING AGENT,
SHAREHOLDER SERVICING AGENT AND
TRANSFER AND DIVIDEND DISBURSING AGENT

     B.C. Ziegler and Company
     215 North Main Street
     West Bend, Wisconsin 53095

CUSTODIAN

     Firstar Trust Company
     777 East Wisconsin Avenue
     Milwaukee, WI  53202

LEGAL COUNSEL

     Quarles & Brady LLP
     411 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202

INDEPENDENT ACCOUNTANTS

     Arthur Andersen LLP
     100 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                             CASH RESERVE PORTFOLIO

                      CLASS X COMMON STOCK (RETAIL SHARES)

                  CLASS Y COMMON STOCK (INSTITUTIONAL SHARES)


                                  MAY 1, 2000


                      STATEMENT OF ADDITIONAL INFORMATION

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

Part C.   Other Information

Item 23.  Exhibits
          --------

          See Exhibit Index following Signature Page, which Exhibit Index is incorporated herein by this reference.

Item 24.  Persons Controlled by or under Common Control with the Fund
          -----------------------------------------------------------

          Not applicable.

Item 25.  Indemnification
          ---------------

          Reference is made to Article IX of Principal Preservation's Bylaws filed as Exhibit No. (B) to its Registration Statement with respect to the indemnification of Principal Preservation's directors and officers, which is set forth below:

          Section 9.1.  Indemnification of Officers, Directors, Employees and
          -------------------------------------------------------------------
          Agents.  The Corporation shall indemnify each person who was or is a
          ------
          party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative ("Proceeding"), by reason of the fact that he is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such Proceeding to the fullest extent permitted by law; provided that:
               --------

               (a) whether or not there is an adjudication of liability in such Proceeding, the Corporation shall not indemnify any person for any liability arising by reason of such person's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or under any contract or agreement with the Corporation ("disabling conduct"); and

               (b)  the Corporation shall not indemnify any person unless:

                    (1) the court or other body before which the Proceeding was brought (i) dismisses the Proceeding for insufficiency of evidence of any disabling conduct, or (ii) reaches a final decision on the merits that such person was not liable by reason of disabling conduct; or

                    (2) absent such a decision, a reasonable determination is made, based upon a review of the facts, by (i) the vote of a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or (ii) if such quorum is not obtainable, or even if obtainable, if a majority of a quorum of Directors described in paragraph (b)(2)(i) above so directs, by independent legal counsel in a written opinion, that such person was not liable by reason of disabling conduct.

     Expenses (including attorneys' fees) incurred in defending a Proceeding will be paid by the Corporation in advance of the final disposition thereof upon an undertaking by such person to repay such expenses (unless it is ultimately determined that he is entitled to indemnification), if:

          (1)  such person shall provide adequate security for his undertaking;

          (2) the Corporation shall be insured against losses arising by reason of such advance; or

          (3) a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that such person will be found to be entitled to indemnification.

     Section 9.2 Insurance of Officers, Directors, Employees and Agents.  The
     ------------------------------------------------------------------
Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in or arising out of his position. However, in no event will the Corporation purchase insurance to indemnify any such person for any act for which the Corporation itself is not permitted to indemnify him.

Item 26.  Business and Other Connections of Investment Advisor
          ----------------------------------------------------

     (a)  B.C. Ziegler and Company

          B.C. Ziegler and Company is a wholly owned subsidiary of The Ziegler Companies, Inc. It serves as investment advisor to all of the currently designated series of Principal Preservation Portfolios, Inc. other than the Cash Reserve Portfolio. Ziegler Asset Management, Inc., another subsidiary of The Ziegler Companies, Inc., serves as investment advisor to the Cash Reserve Portfolio.

          Set forth below is a list of the officers and directors of B.C. Ziegler and Company as of March 31, 2000 together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years:

                             POSITION WITH
                             B.C. ZIEGLER
NAME                      AND COMPANY(1)<F35>      OTHER AFFILIATIONS(2)<F36>
----                      -------------------      --------------------------

Peter D. Ziegler      Chairman of the Board and   Chairman of the Board and
                      Director                    Director, The Ziegler
                                                  Companies, Inc.; Director,
                                                  PMC International, Inc.;
                                                  Director and Vice President,
                                                  Ziegler Financing Group;
                                                  Director, First Church
                                                  Financing Corporation;
                                                  Director and Vice President,
                                                  Ziegler Collateralized
                                                  Securities Group; Director
                                                  of West Bend Mutual
                                                  Insurance Company, 1900 S.
                                                  18th Avenue, West Bend, WI
                                                  53095 (insurance company);
                                                  Director of Trustmark
                                                  Insurance Cos. (mutual life
                                                  insurance company)

John J. Mulherin      Director, President and
                      Chief Executive Officer

S. Charles O'Meara    Senior Vice President,
                      General Counsel, Secretary
                      and Director

Gary P. Engle         Senior Vice President

John C. Wagner        Senior Vice President -
                      Ziegler Investment Group
                      Retail Sales and Director

Donald A. Carlson,    Senior Managing Director,
Jr.                   Healthcare and Senior
                      Living Investment Banking
                      Group

Robert J. Tuszynski   Managing Director -         President, Chief Executive
                      Ziegler Investment Group    Officer and Director of
                                                  Principal Preservation
                                                  Portfolios, Inc.

R. R. Poggenburg      Senior Vice President -
                      Ziegler Investment Group

M. P. McDaniel        Managing Director - Sales
                      and Trading, Healthcare and
                      Senior Living Investment
                      Banking Group

T. R. Paprocki        Managing Director, Ziegler
                      Investment Group

D. J. Hermann         Managing Director,
                      Healthcare and Senior
                      Living Investment Group

J. C. Vredenbregt     Senior Vice President -
                      Chief Financial Officer,
                      Treasurer and Controller

W. G. Morse           Senior Vice President -
                      National Sales, Ziegler
                      Investment Group

R. C. Krieg           Senior Vice President,
                      Ziegler Investment Group

(1)<F35> B.C. Ziegler and Company contains operating divisions, including the Healthcare and Senior Living Investment Banking Group and The Ziegler Investment Group.

(2)<F36> Certain of the indicated persons are officers or directors, or both, of B.C. Ziegler and Company's parent, The Ziegler Companies, Inc., and of other subsidiaries of its parent. Other than these affiliations, and except as otherwise indicated on the table, the response is none.

      (b)   Ziegler Asset Management, Inc.

            Ziegler Asset Management, Inc. is a wholly owned subsidiary of The Ziegler Companies, Inc. It serves as sub-advisor for all of the Portfolios, except that it is the principal investment advisor for the Cash Reserve Portfolio.

            Set forth below is a list of the officers and directors of Ziegler Asset Management, Inc. as of March 31, 2000, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years:

                         POSITION WITH
                         ZIEGLER ASSET
NAME                       MANAGEMENT          OTHER AFFILIATIONS(1)<F37>
----                       ----------          --------------------------

J. J. Mulherin       Director, President
                     and Chief Executive
                     Officer

P. D. Ziegler        Chairman of the        Chairman of the Board and
                     Board and Director     Director, The Ziegler Companies,
                                            Inc.; Chairman of the Board and
                                            Director, B.C. Ziegler and
                                            Company; Chairman, Ziegler
                                            Securities; Director, PMC
                                            International, Inc.; Director and
                                            Vice President, Ziegler Financing
                                            Group; Director, First Church
                                            Financing Corporation; Director
                                            and Vice President, Ziegler
                                            Collateralized Securities Group;
                                            Director, West Bend Mutual
                                            Insurance Company, 1900 S. 18th
                                            Avenue, West Bend, WI  53095
                                            (insurance company)

R. D. Ziegler        Vice President         Director, Johnson Controls, Inc.,
                                            5757 N. Green Bay Avenue,
                                            Milwaukee, WI 53201
                                            (manufacturing)

Robert J. Tuszynski  Vice President         Managing Director, Ziegler
                                            Investment Group of B.C. Ziegler
                                            and Company; President, Chief
                                            Executive Officer and Director of
                                            Principal Preservation
                                            Portfolios, Inc.

C. S. Vanucci        Senior Vice President

B. K. Andrew         Executive Vice
                     President

J. C. Vredenbregt    Treasurer              Director, Senior Vice President,
                                            Chief Financial Officer,
                                            Treasurer and Controller, B.C.
                                            Ziegler and Company; Assistant
                                            Treasurer; Ziegler Financing
                                            Corporation; Treasurer, Ziegler
                                            Mortgage Securities, Inc.,
                                            Secretary and Treasurer, First
                                            Church Financing Corporation;
                                            Director and Treasurer, Ziegler
                                            Collateralized Securities, Inc.

D. L. Lauterbach     Vice President         None

J. R. Wyatt          Vice President         None

Jay Ferrara, Jr.     Vice President -       None
                     Portfolio Manager and
                     Analyst

Leon Dodge           Vice President -       None
                     Portfolio Manager and
                     Analyst

T. P. Sancomb        Vice President

S. C. O'Meara        Secretary

(1)<F37> Certain of the indicated persons are officers or directors, or both, of Ziegler Asset Management, Inc.'s parent, The Ziegler Companies, Inc., and of other subsidiaries of its parent. Other than these affiliations, and except as otherwise indicated on the table, the response is none.

     (c)  Geneva Capital Management Ltd.

          Geneva Capital Management Ltd. ("Geneva") serves as sub-advisor to the Managed Growth Portfolio. Geneva is a privately owned Wisconsin corporation. Set forth below is a list of the officers and directors of Geneva as of March 31, 2000, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years (the business address of all such persons is c/o Geneva Capital Management L.P., 250 East Wisconsin Avenue, Suite 1050, Milwaukee, Wisconsin 53202):

NAME                     POSITION WITH GENEVA   OTHER AFFILIATIONS
----                     --------------------   ------------------

William A. Priebe       President and Director  None

Amy S. Croen            Executive Vice          None
                        President and Director

John J. O'Hare II       Vice President          Senior Analyst, The Nicholas
                                                Funds (registered investment
                                                company), from 1992 to 1997

William F. Schneider,   Director                Retired Surgeon
M.D.


Item 27.  Principal Underwriters
          ----------------------

     (a)

                                   OTHER INVESTMENT COMPANIES FOR WHICH
                                     UNDERWRITER ACTS AS UNDERWRITER,
UNDERWRITER                          DEPOSITOR OR INVESTMENT ADVISOR
-----------                          -------------------------------

B.C. Ziegler and Company          An underwriter for all of the mutual
                                  fund series of Principal Preservation;
                                  American Tax-Exempt Bond Trust, Series
                                  1 (and subsequent series); Ziegler
                                  U.S. Government Securities Trust,
                                  Series 1 (and subsequent series);
                                  American Income Trust, Series 1 (and
                                  subsequent series); Ziegler Money
                                  Market Trust; The Insured American
                                  Tax-Exempt Bond Trust, Series 1 (and
                                  subsequent series); and principal
                                  underwriter for Portico Funds.

     (b) A list of the officers and directors of B.C. Ziegler and Company as of March 31, 2000, together with information as to their positions with B.C. Ziegler and Company and with Principal Preservation, is set forth under Item 26(a) above. The address of each officer and director of B.C. Ziegler and Company is 215 North Main Street, West Bend, Wisconsin 53095, Telephone (414) 334-5521.

     (c)  Not applicable.

Item 28.  Location of Accounts and Records
          --------------------------------

          (a)  B.C. Ziegler and Company
               215 North Main Street
               West Bend, Wisconsin 53095

               General ledger, including subsidiary ledgers; corporate records and contracts; Portfolio ledger; shareholder documents, including IRA documents; and transaction journals and confirmations for portfolio trades for the Tax-Exempt, Government and Wisconsin Tax-Exempt Portfolios.

          (b)  Ziegler Asset Management, Inc.
               215 North Main Street
               West Bend, Wisconsin  53095

               Transaction journals and confirmations for portfolio trades for the S&P 100 Plus, Dividend Achievers, PSE Tech 100 Index and Cash Reserve Portfolios.

          (c)  Geneva Capital Management, Ltd.
               250 East Wisconsin Avenue
               Suite 1050
               Milwaukee, Wisconsin  53202

               Transaction journals and confirmations for portfolio trades for the Managed Growth Portfolio.

Item 29.  Management Services
          -------------------

          Not applicable.

Item 30.  Undertakings
          ------------

          Not applicable.

                                        SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b), and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Bend and State of Wisconsin on this 26th day of April, 2000.

                              PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                                   /s/  Robert J. Tuszynski
                              By:  ----------------------------------------
                                   Robert J. Tuszynski, President

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registration Statement on Form N-1A has been signed below on this 26th day of April, 2000, by the following persons in the capacities indicated.

                  SIGNATURE                              TITLE
                  ---------                              -----

/s/  Robert J. Tuszynski                 Director and President (Chief
--------------------------------         Executive Officer)
Robert J. Tuszynski

/s/  Franklin P. Ciano                   Chief Financial Officer and Treasurer
--------------------------------         (Chief Financial and Accounting
Franklin P. Ciano                        Officer)

Richard H. Aster*<F38>                   Director
--------------------------------
Richard H. Aster

August J. English*<F38>                  Director
--------------------------------
August J. English

Ralph J. Eckert*<F38>                    Director
--------------------------------
Ralph J. Eckert

*<F38>By:  /s/  Robert J. Tuszynski
           ----------------------------------------
           Robert J. Tuszynski, pursuant to a Power
           of Attorney dated May 15, 1998, a copy
           of which is filed herewith (see
           following page)

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                               POWER OF ATTORNEY

      KNOW ALL MEN BY THESE PRESENT, that each person whose signature appears below constitutes and appoints Robert J. Tuszynski, Franklin P. Ciano and S. Charles O'Meara, or any of them, with full power of substitution, as his true and lawful attorneys and agents, to execute in his name and on his behalf, in any and all capacities, Principal Preservation Portfolios, Inc.'s Registration Statement on Form N-1A (Registration No. 33-12 under the Securities Act of 1933; File No. 811-4401 under the Investment Company Act of 1940) filed with the Securities and Exchange Commission under both the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, together with any and all other instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable Principal Preservation Portfolios, Inc. to comply with such Acts and the rules, regulations and requirements of the Securities and Exchange Commission and the securities or Blue Sky laws of any state or other jurisdiction, and the undersigned hereby ratifies and confirms as his own act and deed any and all actions that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any of such attorneys and agents have, and may exercise, all of the powers conferred herein.

      IN WITNESS WHEREOF, each of the undersigned directors of Principal Preservation Portfolios, Inc. has hereunto set his hand as of this 15th day of May, 1998.

/s/  Robert J. Tuszynski               /s/ August J. English
--------------------------------       --------------------------------
Robert J. Tuszynski                    August J. English

/s/ Richard J. Glaisner                /s/ Ralph J. Eckert
--------------------------------       --------------------------------
Richard J. Glaisner                    Ralph J. Eckert

/s/ Richard H. Aster
--------------------------------
Richard H. Aster

                                 EXHIBIT INDEX

                                           PREVIOUSLY FILED AND
                                               INCORPORATED
                                            BY REFERENCE FROM:
                                            ------------------

                                           1933 ACT
                                        POST-EFFECTIVE
EXHIBIT                                   AMENDMENT    DATE FILED     FILED
NUMBER             DESCRIPTION              NUMBER      WITH SEC     HEREWITH
------             -----------              ------      --------     --------

(A)(1)     Amended and Restated               38         4/30/97
           Articles of Incorporation

(A)(2)     February 29, 2000 Articles         54         3/2/00
           Supplementary

(B)        By-Laws                            38         4/30/97

(C)        Rule 18f-3 Operating Plan          54         3/2/00

(D)(1)     Investment Advisory                48         2/12/99
           Agreement with B.C. Ziegler
           and Company

(D)(2)     Investment Advisory                31        12/29/95
           Agreement with Ziegler Asset
           Management for Cash Reserve
           Portfolio

(D)(3)     Sub-Advisory Agreement with        48         2/12/99
           Ziegler Asset Management

(D)(4)     Sub-Advisory Agreement with        47        12/31/98
           Geneva Capital Management

(E)(1)     Distribution Agreement             48         2/12/99

(E)(2)     Amendment No. 1, dated             54         3/2/00
           February 29, 2000, to
           Amended and Restated
           Distribution Agreement

(E)(3)     Form of Selected Dealer's          48         2/12/99
           Agreement

(F)        Not Applicable

(G)        Custodian Agreement with           43         5/1/98
           Firstar Trust Company

(H)(1)     Transfer and Dividend              33         3/27/96
           Disbursing Agent Agreement

(H)(2)     Accounting/Pricing Agreement       46        10/15/98

(H)(3)     Shareholder Servicing              36        12/10/96
           Agreement for Class X Retail
           Shares of the Cash Reserve
           Portfolio

(H)(4)     Administrative Services            48         2/12/99
           Agreement for Cash Reserve
           Portfolio

(H)(5)     License Agreement with             37         2/28/97
           Pacific Stock Exchange
           Incorporated

(H)(6)     License Agreement with             51         4/30/99
           Standard and Poor's
           Corporation

(H)(7)     Administration Agreement                                     X

(I)        Opinion of Counsel                 38         4/30/97

(J)(1)     Consent of Independent                                       X
           Public Accountants

(J)(2)     Consent of Counsel                 54         3/2/00

(K)        Not Applicable

(L)        Not Applicable

(M)        Amended and Restated               54         3/2/00
           Distribution Plan Pursuant
           to Rule 12b-1, including
           Form of Related Agreement
           with Selected Dealers

(O)        See Exhibit (C)

(P)        Code of Ethics                                               X